UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

 (Exact name of registrant as specified in charter)

________

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2019

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Cambria Global Asset Allocation ETF (GAA)

Cambria Value and Momentum ETF (VAMO)

Cambria Sovereign Bond ETF (SOVB)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Core Equity ETF (CCOR)

Cambria Trinity ETF (TRTY)

Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be available on the Funds’ website (www.cambriafunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Cambria Investment Management

 Table of Contents

Shareholder Letter (Unaudited)	1
Manager’s Discussion and Analysis of Fund Performance (Unaudited)	9
Schedules of Investments
Cambria Shareholder Yield ETF	20
Cambria Foreign Shareholder Yield ETF	24
Cambria Global Value ETF	29
Cambria Global Momentum ETF	35
Cambria Global Asset Allocation ETF	38
Cambria Value and Momentum ETF	41
Cambria Sovereign Bond ETF	45
Cambria Emerging Shareholder Yield ETF	49
Cambria Tail Risk ETF	53
Cambria Core Equity ETF	55
Cambria Trinity ETF	59
Statements of Assets and Liabilities	61
Statements of Operations	64
Statements of Changes in Net Assets	66
Financial Highlights	72
Notes to Financial Statements	75
Report of Independent Registered Public Accounting Firm	92
Disclosure of Fund Expenses (Unaudited)	93
Trustees and Officers of the Cambria ETF Trust (Unaudited)	95
Notice to Shareholders (Unaudited)	97
Supplemental Information (Unaudited)	98

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Investment Management

 Shareholder Letter

(Unaudited)

Dear Shareholder:

We are pleased to present the following annual report for the Cambria ETF Trust.

●	SYLD

The Cambria Shareholder Yield ETF (“SYLD”) launched on May 14, 2013 at $25.00 per share. For the three-month quarter ended April 30, 2019, SYLD posted a gain of 5.86%. For the 12-month period ending April 30, 2019, SYLD posted a gain of 1.10%. For the period since inception through April 30, 2019, SYLD gained 80.65%.

We believe that the S&P 500 serves as a suitable benchmark for SYLD and, at the end of the fund’s first complete calendar year, identified the S&P 500 in the fund’s prospectus as an appropriate broad-based benchmark for the fund. The table below shows the performance of the fund (NAV) vs. the S&P 500 (a) since inception of SYLD through April 30, 2019, (b) for 12-months ending April 30, 2019, and (c) for the quarter ended April 30, 2019.

	Vs Benchmark
	SYLD	S&P 500
Annualized Returns Since Inception	10.42%	12.68%
Cumulative Returns Since Inception	80.65%	103.86%
12 Months Ended 4/30/2019	1.10%	13.49%
3 Months Ended 4/30/2019	5.86%	9.48%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -1.75% (1 year), 7.17% (five year), 9.85% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: -1.86% (1 year), 7.14% (five year), 9.83% (annualized since inception).

●	FYLD

The Cambria Foreign Shareholder Yield ETF (“FYLD”) launched on December 3, 2013, at $25.00 per share. For the three-month quarter ended April 30, 2019, FYLD posted a gain of 2.11%. For the 12-month period ended April 30, 2019, FYLD posted a loss of 6.34%. From the fund’s launch date through April 30, 2019, FYLD posted a gain of 15.00%.

We believe that the MSCI EAFE Index serves as a suitable benchmark for FYLD and, at the end of the fund’s first complete calendar year, identified the EAFE Index in the prospectus as an appropriate broad-based benchmark for the FYLD. The table below shows the of the Fund (NAV) vs. the MSCI EAFE Index (a) since inception of FYLD through April 30, 2019, (b) for 12-months ending April 30, 2019, and (c) for the quarter ended April 30, 2019.

Cambria Investment Management

 Shareholder Letter

(Unaudited)

	Vs Benchmark
	FYLD	MSCI EAFE
Annualized Returns Since Inception
Cumulative Returns Since Inception	15.00%	21.77%
12 Months Ended 4/30/2019	-6.34%	-2.73%
3 Months Ended 4/30/2019	2.11%	6.33%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -5.05% (1 year), 1.72% (five year), 2.38% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: -5.70% (1 year), 1.66% (five year), 2.45% (annualized since inception).

●	GVAL

The Cambria Global Value ETF (“GVAL”) launched on March 12, 2014 at $25.00 per share. For the three-month quarter ended April 30, 2019, GVAL posted a gain of 1.64%. For the 12-month period ended April 30, 2019, GVAL posted a loss of 6.24%. For the period from launch through April 30, 2019, the Fund posted a gain of 7.15%.

We believe that the MSCI ACWI Index serves as a suitable benchmark for GVAL. The table below shows the of the Fund (NAV) vs. the ACWI Index (a) since inception of GVAL through April 30, 2019, (b) the 12-month period ended April 30, 2019, and (c) for the quarter ended April 30, 2019.

	Vs Benchmark
	GVAL	ACWI
Annualized Returns Since Inception	1.35%	7.68%
Cumulative Returns Since Inception	7.15%	46.29%
12 Months Ended 4/30/2019	-6.24%	5.63%
3 Months Ended 4/30/2019	1.64%	7.65%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -9.78% (1 year), 0.03% (five year), 0.64% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: -9.99% (1 year), 0.03% (five year), 0.75% (annualized since inception).

●	GMOM

The Cambria Global Momentum ETF (“GMOM”) launched on November 4, 2014, at $25.00 per share. For the three-month quarter ended April 30, 2019, GMOM posted a gain of 1.57%. For the 12-month period ended April 30, 2019, GMOM posted a loss of 6.23%. From the period from inception through April 30, 2019, GMOM posted a gain of 9.96%.

We believe that a suitable benchmark for GMOM is the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). We believe the “blended” portfolio of US equities and US Treasuries is a suitable benchmark for GMOM because the equity-bond blend is the precursor to most modern asset allocation strategies. This benchmark has long been used by academia and practitioners alike as a measurement for broad asset allocation strategies. The table below shows the Fund (NAV) vs. the benchmark for the quarter ended April 30, 2019, and from the fund’s inception date through April 30, 2019.

Cambria Investment Management

 Shareholder Letter

(Unaudited)

	Vs Benchmark
	GMOM	S&P Balanced Equity & Bond Moderate Index
Annualized Returns Since Inception	2.14%	6.75%
Cumulative Returns Since Inception	9.96%	34.11%
12 Months Ended 4/30/2019	-6.23%	10.18%
3 Months Ended 4/30/2019	1.57%	5.49%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -6.23% (1 year), 2.16% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: -6.07% (1year), 2.21% (annualized since inception).

●	GAA

The Cambria Global Asset Allocation ETF (“GAA”) launched on December 10, 2014, at $25.00 per share. For the three-month quarter ended April 30, 2019, GAA posted a gain of 2.83%. For the 12-month period ended April 30, 2019, GAA posted a gain of 0.91%. From the fund’s inception through April 30, 2019, GAA posted a gain of 20.37%.

We believe that a suitable benchmark for GAA is the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). We believe the “blended” portfolio of US equities and US Treasuries is a suitable benchmark for GAA because the equity-bond blend is the precursor to most modern asset allocation strategies. This benchmark has long been used by academia and practitioners alike as a measurement for broad asset allocation strategies. The table below shows the of the Fund (NAV) vs. the benchmark for the quarter ended April 30, 2019, 12-months ended April 30, 2019 and from the fund’s inception date through April 30, 2019.

	GAA	S&P Balanced Equity & Bond Moderate Index
Annualized Returns Since Inception	4.31%	6.98%
Cumulative Returns Since Inception	20.37%	34.49%
12 Months Ended 4/30/2019	0.91%	10.18%
3 Months Ended 4/30/2019	2.83%	5.49%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -0.61% (1 year), 4.16% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: -0.68% (1year), 4.08% (annualized since inception).

Cambria Investment Management

 Shareholder Letter

(Unaudited)

●	VAMO

The Cambria Value and Momentum ETF (“VAMO”) launched on September 8, 2015, at $25.00 per share. For the three-month period ended April 30, 2019, VAMO posted a loss of 4.96%. For the 12-month period ended April 30, 2019, VAMO posted a loss of 16.10%. From the fund’s inception through April 30, 2019, VAMO posted a loss of 14.69%.

We believe that the S&P 500 serves as a suitable benchmark for VAMO, as VAMO offers a diversified, value-oriented exposure to US equities with downside risk hedging. The table below shows the of the Fund (NAV) vs. the S&P 500 (a) since inception of VAMO through April 30, 2019, (b) for 12-months ending April 30, 2019, and (c) for the quarter ended April 30, 2019

	Vs Benchmark
	VAMO	S&P 500
Annualized Returns Since Inception	-4.27%	13.99%
Cumulative Returns Since Inception	-14.69%	61.15%
12 Months Ended 4/30/2019	-16.10%	13.49%
3 Months Ended 4/30/2019	-4.96%	9.48%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -15.46% (1 year), -4.56% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows -15.39% (1 year), -4.49% (annualized since inception).

●	SOVB

The Cambria Sovereign Bond ETF (“SOVB”) launched on February 23, 2016 at $25.00 per share. For the three-month period ended April 30, 2019, SOVB posted a loss of 2.19%. For the 12-month period ended April 30, 2019, SOVB posted a loss of 5.44%. Since inception, SOVB posted a gain of 14.80%.

We believe that a suitable benchmark for SOVB is the Citi World Government Bond Index (WGBI). The World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The table below shows the of the Fund (NAV) vs. the benchmark for the quarter ended April 30, 2019, 12-months ended April 30, 2019 and from the fund’s inception date through April 30, 2019.

	Vs Benchmark
	SOVB	WGBI
Annualized Returns Since Inception	4.42%	1.53%
Cumulative Returns Since Inception	14.80%	4.96%
12 Months Ended 4/30/2019	-5.44%	-0.18%
3 Months Ended 4/30/2019	-2.19%	-0.17%

Cambria Investment Management

 Shareholder Letter

(Unaudited)

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -7.53% (1 year), 4.70% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: -8.01% (1 year), 4.68% (annualized since inception).

●	EYLD

The Cambria Emerging Shareholder Yield ETF (“EYLD”) launched on July 13, 2016 at $25.00 per share. For the three-month period ended April 30, 2019, EYLD posted a gain of 4.79%. For the 12-month period ended April 30, 2019, EYLD posted a loss of 5.80%. Since inception, EYLD posted a gain of 40.45%.

We believe that the MSCI Emerging Markets Total Return Index serves as a suitable benchmark for EYLD. The table below shows the Fund (NAV) vs. the MSCI EM Index since inception of the fund through April 30, 2019, and for 12-months ending April 30, 2019, and (c) for the quarter ended April 30, 2019.

	Vs Benchmark
	EYLD	MSCI EEM
Annualized Returns Since Inception	12.91%	11.34%
Cumulative Returns Since Inception	40.45%	35.06%
12 Months Ended 4/30/2019	-5.80%	-4.68%
3 Months Ended 4/30/2019	4.79%	3.24%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -8.44% (1 year), 12.59% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: -9.48% (1 year), 12.87% (annualized since inception).

●	TAIL

The Cambria Tail Risk ETF (“TAIL”) launched on April 6, 2017 at $25.00 per share. For the quarter ended April 30, 2019, TAIL posted a loss of 4.19%. For the year ended April 30, 2019 TAIL posted a loss of 6.31%. Since inception, TAIL has posted a loss of 18.17%.

We believe that a suitable benchmark for TAIL is the Bloomberg Barclays Short Term Treasury Total Return Index Unhedged. TAIL is not an aggressive hedging strategy, and as such, an index of short term Treasuries which approximates a conservative money-market fund is a suitable benchmark. The Index tracks the market for treasury bills issued by the US government. US Treasury bills are issued in fixed maturity terms of 4-, 13-, 26- and 52-weeks. The table below show the of the Fund (NAV) vs. the benchmark for the quarter ended April 30, 2019, 12-months ended April 30, 2019 and from the fund’s inception date through April 30, 2019

	Vs Benchmark
	TAIL	Short Treasury
Annualized Returns Since Inception	-9.23%	1.66%
Cumulative Returns Since Inception	-18.17%	3.46%
12 Months Ended 4/30/2019	-6.31%	2.29%
3 Months Ended 4/30/2019	-4.19%	0.63%

Cambria Investment Management

 Shareholder Letter

(Unaudited)

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -7.58% (1 year), -8.58% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: -7.23% (1 year), -8.49% (annualized since inception).

●	CCOR

The Cambria Core Equity ETF (“CCOR”) launched on May 23, 2017 at $25.00 per share. For the quarter ended April 30, 2019, CCOR returned 2.96%. For one-year ended April 30, 2019, CCOR posted a gain of 10.69%. Since inception, the fund has posted a gain of 10.70%.

We believe that the S&P 500 serves as a suitable benchmark for CCOR. CCOR offers exposure to diversified US equities, with use of options to control volatility. The table below shows the of the Fund (NAV) vs. the S&P 500 (a) since inception of CCOR through April 30, 2019, (b) for 12-months ending April 30, 2019, and (c) for the quarter ended April 30, 2019.

	Vs Benchmark
	CCOR	S&P 500
Annualized Returns Since Inception	5.38%	13.39%
Cumulative Returns Since Inception	10.70%	27.55%
12 Months Ended 4/30/2019	10.69%	13.49%
3 Months Ended 4/30/2019	2.96%	9.48%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: 9.06% (1 year), 5.61% (annualized since inception). The Fund’s performance (Market Price) as March 31, 2019 is as follows: 9.26% (1 year), 5.76% (annualized since inception).

●	TRTY

The Cambria Trinity ETF (“TRTY”) launched on September 10, 2018, at $25.00 per share. For 3-months ending April 30, 2019, 2018, TRTY has returned 1.34%. Since inception through April 30, 2019, the fund posted a loss of 1.71%.

We believe that a suitable benchmark for TRTY is the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). We believe the “blended” portfolio of US equities and US Treasuries is a suitable benchmark for TRTY because the equity-bond blend is the precursor to most modern asset allocation strategies. This benchmark has long been used by academia and practitioners alike as a measurement for broad asset allocation strategies. The table below shows the of the Fund (NAV) vs. the benchmark for the quarter ended April 30, 2019, 12-months ended April 30, 2019 and from the fund’s inception date through April 30, 2019.

Cambria Investment Management

 Shareholder Letter

(Unaudited)

	TRTY	S&P Balanced Equity & Bond Moderate Index
Annualized Returns Since Inception	-	-
Cumulative Returns Since Inception	-1.71%	4.59%
12 Months Ended 4/30/2019	-	-
3 Months Ended 4/30/2019	1.34%	5.49%

The Fund’s performance (NAV) as of March 31, 2019 is as follows: -2.00% (cumulative since inception). The Fund’s performance (market price) as of March 31, 2019 is as follows -1.80% (cumulative since inception).

Sincerely,

Mebane Faber

Cambria Investment Management

 Shareholder Letter

(Unaudited)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were trade at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of 4:00 PM Eastern Time. Brokerage commissions will reduce returns.”

The information provided represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future events or investment advice.

Indices are unmanaged and do not include the effect of fees. One cannot invest directly in an index.

The S&P 500 Index is a diverse index that includes 500 American companies that represent over 70% of the total market capitalization of the U.S. stock market.

The Cambria Foreign Shareholder Yield Index represents issuers with strong cash flows, highest dividends paid to shareholders, net stock buybacks and net debt paydowns. The initial screening universe for this Index includes issuers in foreign developed countries with marketing capitalizations of at least $200 million. The Index is comprised of the 100 issuers with high rankings across a composite of the aforementioned factors.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index, designed to measure developed market equity performance excluding the U.S. and Canada, consisting of 21 stock markets in Europe, Australasia, and the Far East.

The Cambria Global Value Index consists of equity securities of issuers that are domiciled in, trade in, or have exposure to a market that is undervalued according to various valuation metrics. The initial screening universe for this Index includes issuers having a market capitalization of at least $200 million.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

The S&P Balanced Equity and Bond Index is comprised of three multi-asset class indices, each with a particular risk level. The indices consist of U.S. Treasury Bonds and Equities with the following asset mix proportions: Conservative: 75% Treasuries/ 25% Equities, Moderate: 50% Treasuries/50% Equities, Growth: 25% Treasuries/75% Equities.

The Cambria Global Asset Allocation Index is designed to model absolute positive returns with reduced volatility, and manageable risk and drawdowns, by identifying an investable portfolio of equity and fixed income securities, real estate, commodities and currencies.

The FTSE/Citi World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

MSCI Emerging Markets Index is a free-float weighted equity index that captures large and mid-cap representation across Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Bloomberg Barclays U.S. Short Treasury Index is composed of zero-coupon Treasury Bills and fixed-rate. Treasury bonds with a maturity between 1 and 12 months. As Treasury bonds and notes fall below one year-to-maturity and exit the U.S. Treasury Index, they become eligible for the Short Treasury Index. Maturity subindices are published in three-month increments: 1-3 month, 3-6 month, 6-9 month, and 9-12 month and can be separated into subindices that only include bills or only include notes that have aged below 1-year.

The Cambria Trinity Index employs a balanced, systematic approach to asset allocation, focusing on diversification, value investing, and trend following.

Cambria Investment Management

 Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Shareholder Yield ETF versus the S&P 500 Index

The Fund returned 1.10% for the fiscal year ended April 30, 2019. For the twelve months ending April 30, 2019, SYLD underperformed the S&P 500 by 12.39%. Underweight in Information Technology and Consumer Staples, coupled with over-weights in Financials contributed to underperformance. Stock selection in Industrials offset part of the underperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Shareholder Yield ETF	1.10%	0.91%	10.42%	10.41%
S&P 500 Index	13.49%	13.49%	12.68%	12.68%

* Fund inception date is May 13, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The index is unmanaged and is not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Cambria Investment Management

 Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Foreign Shareholder Yield ETF versus the Cambria Foreign Shareholder Yield Index and the MSCI EAFE Index

The Fund returned -6.34% for the fiscal year ended April 30, 2019. For twelve months ending April 30, 2019, FYLD underperformed the MSCI EAFE Total Return Index by 3.61%. During this period, stock selection in Japan, United Kingdom and France were the drivers of underperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Foreign Shareholder Yield ETF	-6.34%	-6.63%	2.62%	2.60%
Cambria Foreign Shareholder Yield Index	-6.69%	-6.69%	2.98%	2.98%
MSCI EAFE Index	-2.73%	-2.73%	3.71%	3.71%

* Fund inception date is December 2, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

Cambria Foreign Shareholder Yield Index represents issuers with strong cash flows, highest dividends paid to shareholders, net stock buybacks and net debt paydowns. The initial screening universe for this Index includes issuers in foreign developed countries with marketing capitalizations of at least $200 million. The Index is comprised of the 100 issuers with high rankings across a composite of the aforementioned factors.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Cambria Investment Management

 Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Value ETF versus the Cambria Global Value Index and the MSCI ACWI Index

The Fund returned -6.24% for the fiscal year ended April 30, 2019. For twelve months ending April 30, 2019, GVAL underperformed the MSCI ACWI Total Return Index by 13.4%. Significant over-weights in Turkey, Portugal, Greece, and Norway led the underperformance. Over-weights in Brazil offset some of GVAL’s underperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Global Value ETF	-6.24%	-7.37%	1.35%	1.09%
Cambria Global Value Index	-5.56%	-5.56%	2.30%	2.30%
MSCI ACWI Index	5.63%	5.63%	7.68%	7.68%

* Fund inception date is March 11, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.68%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

Cambria Global Value Index consists of equity securities of issuers that are domiciled in, trade in, or have exposure to a market that is undervalued according to various valuation metrics. The initial screening universe for this Index includes issuers having a market capitalization of at least $200 million.

MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Cambria Investment Management

 Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Momentum ETF versus the S&P Balanced Equity & Bond – Moderate Index and the S&P 500 Index

The Fund returned -6.23% for the fiscal year ended April 30, 2019. For the 12-month period ending April 30, 2019, GMOM returned -6.23%. Small-cap and emerging markets stocks, global value stocks, financial stocks were the largest sources of underperformers. US treasuries and global tech stocks offset some of the negative performance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Global Momentum ETF	-6.23%	-6.33%	2.14%	2.13%
S&P Balanced Equity & Bond – Moderate Index	10.18%	10.18%	6.75%	6.75%
S&P 500 Index	13.49%	13.49%	11.06%	11.06%

* Fund inception date is November 3, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 1.07%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The index is unmanaged and is not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P Balanced Equity & Bond – Moderate Index the S&P 500 Balanced Equity & Bond – Moderate Index combines investable S&P indices for core equity and fixed income to provide a regularly rebalanced multi-asset measure for moderate risk-reward profiles The construction of the index consists of a position in the S&P 500 Total Return Index with 50% weight, and a position in the S&P U.S. Treasury Bond 7-10 Year Index with 50% weight.

Cambria Investment Management

 Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Asset Allocation ETF versus the Cambria Global Asset Allocation Index, S&P Balanced Equity Bond – Moderate Index and the S&P 500 Index

The Fund returned 0.91% for the fiscal year ended April 30, 2019. For the 12-months ending April 30, 2019, GAA returned 0.91%. Main detractors from performance we Ex-US equities as well as value tilts. Positive contributions from global treasuries resulted in slightly positive performance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Global Asset Allocation ETF	0.91%	0.43%	4.31%	4.16%
S&P Balanced Equity & Bond – Moderate Index	10.18%	10.18%	6.98%	6.98%

* Fund inception date is December 9, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.33%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

Cambria Global Asset Allocation Index is designed to model absolute positive returns with reduced volatility, and manageable risk and drawdowns, by identifying an investable portfolio of equity and fixed income securities, real estate, commodities and currencies.

S&P Balanced Equity & Bond – Moderate Index the S&P 500 Balanced Equity & Bond – Moderate Index combines investable S&P indices for core equity and fixed income to provide a regularly rebalanced multi-asset measure for moderate risk-reward profiles The construction of the index consists of a position in the S&P 500 Total Return Index with 50% weight, and a position in the S&P U.S. Treasury Bond 7-10 Year Index with 50% weight

Cambria Investment Management

 Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Value and Momentum ETF versus S&P 500 Index

The Fund returned -16.10% for the fiscal year ended April 30, 2019. For the twelve months ending April 30, 2019, VAMO underperformed the S&P 500 by 29.59%. In addition to the short hedge to the S&P 500, which returned 13.49% for the period, Stock selection in Consumer Discretionary, Information Technology, and Financials contributed most to underperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Value and Momentum ETF	-16.10%	-16.30%	-4.27%	-4.32%
S&P 500 Index	13.49	13.49	13.99	13.99

* Fund inception date is September 8, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.65%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

  Cambria Investment Management

Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Sovereign Bond ETF versus the FTSE/Citi World Government Bond Index

The Fund returned -5.44% for the fiscal year ended April 30, 2019, SOVB had a loss of 5.44%. Allocations to debt in Argentina, Turkey, and Brazil were the largest detractors of performance. Bonds of Mexico, Croatia, and US Treasuries had positive returns. Long duration outperformed short duration.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Sovereign Bond ETF	-5.44%	-6.25%	4.42%	4.37%
FTSE/Citi World Government Bond Index	-0.18%	-0.18%	1.53%	1.53%

* Fund inception date is February 22, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

FTSE/Citi World Government Bond Index measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

Cambria Investment Management

Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Emerging Shareholder Yield ETF versus the Cambria Emerging Shareholder Yield Index and MSCI Emerging Market Index

The Fund returned -5.80% for the fiscal year ended April 30, 2019, EYLD underperformed EEM by 1.12%. Stock selection in China, India, Turkey, plus the negative currency effect from South Africa and Brazil, contributed to this underperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Emerging Shareholder Yield ETF	-5.80%	-5.13%	12.91%	13.26%
Cambria Emerging Shareholder Yield Index	-5.10%	-5.10%	14.77%	14.77%
MSCI Emerging Market Index	-4.68%	-4.68%	11.34%	11.34%

* Fund inception date is July 13, 2016 and the Fund commenced operations on July 14, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.65%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

MSCI Emerging Markets Index is a free-float weighted equity index that captures large and mid-cap representation across Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country

Cambria Investment Management

Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Tail Risk ETF versus the Bloomberg Barclays Short Treasury Index.

The Fund returned -6.31% for the fiscal year ended April 30, 2019, TAIL posted a loss of 6.31%. Once again, the bearish hedge on the S&P 500 index – produced a total return of 13.49% during this period – led to negative performance. Treasury holdings mitigated some of the losses.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Tail Risk ETF	-6.31%	-6.31%	-9.23%	-9.19%
Bloomberg Barclays Short Treasury Index	2.29%	2.29%	1.66%	1.66%

* Fund inception date is April 5, 2017.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

The Bloomberg Barclays U.S. Short Treasury Index is composed of zero-coupon Treasury Bills and fixed-rate. Treasury bonds with a maturity between 1 and 12 months. As Treasury bonds and notes fall below one year-to-maturity and exit the U.S. Treasury Index, they become eligible for the Short Treasury Index. Maturity subindices are published in three-month increments: 1-3 month, 3-6 month, 6-9 month, and 9-12 month and can be separated into subindices that only include bills or only include notes that have aged below 1-year.

Cambria Investment Management

Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Core Equity ETF versus the S&P 500 Index.

The Fund returned 10.69% for the fiscal year ended April 30, 2019, CCOR returned 10.69%, underperforming the S&P500 by 2.80%. Some of the underperformance is attributed to options positions, while underweights Telecom and Technology also contributed to underperformance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	One Year Return		Since Inception (Annualized)*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Cambria Core Equity ETF	10.69%	10.75%	5.38%	5.32%
S&P 500 Index	13.49%	13.49%	13.39%	13.39%

* Fund inception date is May 23, 2017.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 1.21%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Cambria Investment Management

Manager’s Discussion and Analysis of Fund Performance

(Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Trinity ETF versus the Cambria Trinity Index.

The Fund returned -1.71% for the since inception period ended April 30, 2019. For the period since inception ending on April 30, 2019, the Fund returned -1.71%, underperforming its benchmark by 6.30%. The largest detractors from performance were momentum strategies, followed by mid-cap value equities.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Cambria Trinity ETF	-1.71%	-1.52%
S&P Balanced Equity & Bond – Moderate Index	4.59%	4.59%

* Fund inception date is September 7, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 1.05%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

Cambria Trinity Index employs a balanced, systematic approach to asset allocation, focusing on diversification, value investing, and trend following.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

April 30, 2019

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 98.7%

Communication Services — 1.1%
Gannett	138,060	$1,288,100

Consumer Discretionary — 23.8%
Abercrombie & Fitch, Cl A	31,234	933,584
Best Buy	19,681	1,464,463
BJ's Restaurants	30,046	1,499,596
Buckle (A)	63,028	1,164,758
Deckers Outdoor*	7,032	1,112,533
Dick's Sporting Goods	25,164	931,068
Dillard's, Cl A	7,739	529,735
Dollar General	7,920	998,633
Express*	76,560	281,741
Foot Locker	15,527	888,300
GameStop, Cl A	70,511	609,920
Gap	33,360	870,029
Gentex	56,063	1,291,131
Group 1 Automotive	11,772	921,865
Guess?	51,485	1,048,750
Home Depot	10,892	2,218,700
Kohl's	18,391	1,307,600
Lear	6,108	873,444
Office Depot	243,586	584,606
O'Reilly Automotive*	6,106	2,311,548
Shoe Carnival	22,440	800,210
Signet Jewelers	28,370	657,617
Six Flags Entertainment	22,149	1,175,890
Target	10,710	829,168
Visteon*	6,449	425,763
Wyndham Destinations	22,678	987,854
		26,718,506

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

Consumer Staples — 1.2%
Universal	12,537	$675,243
Walgreens Boots Alliance	12,106	648,518
		1,323,761
Energy — 4.8%
Arch Coal	13,554	1,314,467
CNX Resources*	47,975	429,856
ConocoPhillips	11,040	696,845
Exxon Mobil	12,536	1,006,390
Southwestern Energy*	195,180	770,961
Valero Energy	13,211	1,197,709
		5,416,228
Financials — 28.8%
Aflac	28,586	1,440,163
Allstate	17,090	1,692,935
American International Group	16,321	776,390
Ameriprise Financial	9,007	1,321,957
Assured Guaranty	35,948	1,714,720
CIT Group	20,024	1,066,678
Citizens Financial Group	32,664	1,182,437
Discover Financial Services	19,231	1,567,134
Federated Investors, Cl B	36,062	1,108,185
Fifth Third Bancorp	42,840	1,234,649
Franklin Resources	30,493	1,054,753
JPMorgan Chase	9,353	1,085,416
Lincoln National	14,729	982,719
M&T Bank	6,269	1,066,169
MetLife	14,040	647,665
New York Community Bancorp	108,140	1,257,668
PNC Financial Services Group	7,138	977,406
Reinsurance Group of America, Cl A	6,417	972,240
SunTrust Banks	24,929	1,632,351
Synchrony Financial	42,100	1,459,607
Travelers	11,166	1,605,112
Trustmark	31,616	1,136,911
Unum Group	26,820	990,194
US Bancorp	14,510	773,673
Voya Financial	25,123	1,379,002
Waddell & Reed Financial, Cl A	70,575	1,321,870
Wells Fargo	19,426	940,413
		32,388,417
Health Care — 1.4%
McKesson	5,743	684,853

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

Patterson	42,627	$930,973
		1,615,826
Industrials — 17.2%
AGCO	13,265	938,897
Boeing	3,159	1,193,123
Cummins	9,210	1,531,531
Delta Air Lines	20,727	1,208,177
Eaton	20,051	1,660,624
FTI Consulting*	28,663	2,435,782
Huntington Ingalls Industries	3,614	804,404
ManpowerGroup	11,462	1,100,810
Oshkosh	12,401	1,024,199
Regal Beloit	12,768	1,086,301
Robert Half International	15,480	961,153
Southwest Airlines	28,586	1,550,219
Spirit AeroSystems Holdings, Cl A	13,020	1,131,438
United Continental Holdings*	22,842	2,029,740
Wabash National	42,281	637,597
		19,293,995
Information Technology — 13.1%
Apple	10,551	2,117,269
Applied Materials	22,088	973,418
Avnet	32,373	1,573,651
Belden	17,356	964,126
Cirrus Logic*	21,896	1,041,812
Corning	43,362	1,381,080
Hewlett Packard Enterprise	73,697	1,165,150
HP	36,449	727,158
Intel	19,467	993,596
Texas Instruments	20,220	2,382,522
Xerox	42,914	1,431,611
		14,751,393
Materials — 6.9%
Eastman Chemical	9,240	728,851
International Paper	19,915	932,221
Kaiser Aluminum	7,886	775,983
LyondellBasell Industries, Cl A	7,774	685,900
Nucor	16,546	944,280
Olin	39,120	848,513
Steel Dynamics	23,673	749,961
Warrior Met Coal	44,674	1,384,894
Worthington Industries	17,970	721,136
		7,771,739

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

Real Estate — 0.4%
Realogy Holdings	30,566	$397,969

Total Common Stock
(Cost $100,190,994)		110,965,934

SHORT-TERM INVESTMENT — 0.8%
Invesco Treasury Portfolio, Institutional Class, 2.32% (B)(C)	901,730	901,730

Total Short-Term Investment
(Cost $901,730)		901,730

Total Investments – 99.5%
(Cost $101,092,724)		$111,867,664
Other Assets and Liabilities – 0.5%		546,682
Net Assets - 100.0%		$112,414,346

Percentages based on Net Assets.

*	Non-income producing security.
(A)	This security or a partial portion of this security is on loan at April 30, 2019 (see Note 9). The total market value of securities on loan at April 30, 2019 was $872,459.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of April 30, 2019 was $901,730.
(C)	Rate shown is the 7-day effective yield as of April 30, 2019.

Cl — Class

As of April 30, 2019, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

April 30, 2019

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 98.1%

Australia — 17.4%
AGL Energy	19,688	$308,532
Alumina	123,819	195,521
Bendigo & Adelaide Bank	37,168	269,876
BHP Group	11,224	295,922
BlueScope Steel	11,523	109,256
Crown Resorts	23,031	215,773
Fortescue Metals Group	54,556	274,984
JB Hi-Fi	17,480	317,552
Metcash	147,344	298,107
Perpetual	9,970	287,600
Qantas Airways	55,461	219,336
QBE Insurance Group	34,891	318,032
South32	207,782	489,230
Super Retail Group	50,601	308,912
Wesfarmers	12,098	307,111
Whitehaven Coal	71,047	210,355
Woodside Petroleum	11,037	275,353
		4,701,452
Belgium — 1.3%
Ageas	6,732	354,880

Canada — 12.9%
Canadian Natural Resources	9,200	276,199
Ensign Energy Services	39,100	164,315
Genworth MI Canada	8,825	274,229
Great-West Lifeco	8,061	202,593
IGM Financial	5,505	152,038
Imperial Oil	11,500	334,090
Labrador Iron Ore Royalty	13,444	311,087
Magna International	6,992	389,187

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

Methanex	4,600	$252,164
Norbord	6,900	175,732
Sun Life Financial	9,200	382,229
Suncor Energy	9,200	303,393
TFI International	8,817	289,578
		3,506,834
Denmark — 1.9%
Novo Nordisk, Cl B	4,893	239,273
Pandora	2,581	108,260
Spar Nord Bank	18,469	158,711
		506,244
France — 5.3%
AXA	8,339	222,088
BNP Paribas	5,251	279,459
Casino Guichard Perrachon	4,227	173,047
Engie	14,435	213,794
Metropole Television	12,722	252,420
Natixis	48,760	287,010
		1,427,818
Germany — 2.4%
Freenet	9,998	234,368
Muenchener Rueckversicherungs	1,663	415,946
		650,314
Hong Kong — 5.7%
Shandong Chenming Paper Holdings, Cl H	293,250	152,143
Shanghai Industrial Holdings	84,516	198,663
Shimao Property Holdings	184,000	560,575
Shougang Fushan Resources Group	1,702,000	412,222
Skyworth Digital Holdings	736,000	217,663
		1,541,266
Italy — 4.1%
Eni	21,804	372,163
Saras	99,345	177,390
Societa Cattolica di Assicurazioni SC	29,302	273,111
Unipol Gruppo	55,301	281,349
		1,104,013
Japan (B) — 16.1%
Astellas Pharma	13,800	186,940
Idemitsu Kosan	6,314	204,336
JFE Holdings	20,700	353,997
KDDI	13,800	314,726
Kobe Steel	36,800	280,472
Kubota Pharmaceutical Holdings *(A)	41,400	172,074

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

Mitsui	13,800	$222,247
Mixi	4,600	99,024
NGK Spark Plug	13,800	267,217
Nippon Telegraph & Telephone	6,900	285,923
NTT DOCOMO	11,870	256,857
Shinsei Bank *	18,400	254,704
Sompo Holdings	6,900	257,739
Sumitomo Osaka Cement	9,200	373,302
Tokio Marine Holdings	6,900	346,998
Toyo Kanetsu	11,500	218,345
Toyo Seikan Group Holdings	13,800	274,898
		4,369,799
Netherlands — 4.1%
Aegon	57,822	301,958
ASR Nederland	5,259	233,581
Koninklijke Ahold Delhaize	16,077	386,967
Signify (C)	5,993	179,673
		1,102,179
New Zealand — 0.4%
SKY Network Television	140,134	114,187
Norway — 2.2%
DNB (A)	18,959	364,019
Telenor	11,618	233,237
		597,256
Portugal — 1.1%
EDP - Energias de Portugal	79,207	300,187

Spain — 4.1%
Endesa	10,264	255,685
International Consolidated Airlines Group	41,449	292,084
Mediaset Espana Comunicacion	36,279	280,766
Repsol	16,514	280,240
		1,108,775
Sweden — 2.4%
JM	10,021	190,773
Peab	26,481	242,025
Telia	53,779	228,997
		661,795
Switzerland — 2.3%
Swiss Re	3,070	295,445
Zurich Insurance Group	1,012	322,684
		618,129

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

United Kingdom — 14.4%
Anglo American	9,638	$249,022
Direct Line Insurance Group	41,961	180,239
Glencore	74,290	294,837
HSBC Holdings	31,206	271,461
Kingfisher	51,853	178,575
Legal & General Group	69,882	253,513
Lloyds Banking Group	418,646	341,579
Man Group	158,148	322,949
Pearson	21,362	231,261
Persimmon	11,822	344,700
Rio Tinto	6,262	364,597
Royal Dutch Shell, Cl A	8,096	258,651
Royal Mail	46,504	153,301
Tate & Lyle	31,993	320,235
Vodafone Group	80,710	149,449
		3,914,369

Total Common Stock
(Cost $28,727,199)		26,579,497

SHORT-TERM INVESTMENT — 1.6%
Invesco Treasury Portfolio, Institutional Class, 2.32% (D)(E)	421,421	421,421

Total Short-Term Investment
(Cost $421,421)		421,421

Total Investments – 99.7%
(Cost $29,148,620)		$27,000,918
Other Assets and Liabilities – 0.3%		94,304
Net Assets - 100.0%		$27,095,222

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

April 30, 2019

*	Non-income producing security.
(A)	This security or a partial portion of this security is on loan at April 30, 2019 (see Note 9). The total market value of securities on loan at April 30, 2019 was $397,701.
(B)

All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. As of April 30, 2019, the total temporarily illiquid securities was 4,369,799 and represent s 16.1% of Net Assets.

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at April 30, 2019 was $179,673 and represents 0.7% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of April 30, 2019 was $421,421.
(E)	Rate shown is the 7-day effective yield as of April 30, 2019.

Cl — Class

As of April 30, 2019, all of the Fund's investments were considered level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

April 30, 2019

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 91.7%

Brazil — 7.6%
AMBEV	238,320	$1,122,586
Banco do Brasil	182,564	2,307,948
Banco Santander Brasil	162,407	1,874,198
Cia Siderurgica Nacional *	418,758	1,549,611
Cosan	118,268	1,408,865
JBS	439,534	2,199,295
Vale	130,989	1,678,327
		12,140,830
Czech Republic — 5.9%
CEZ	85,434	1,986,807
Erste Group Bank	23,947	958,305
Komercni Banka	47,665	1,806,089
Moneta Money Bank (C)	284,663	911,725
PFNonwovens *	55,896	1,839,163
Philip Morris CR	3,128	1,877,770
		9,379,859
Greece — 8.6%
Alpha Bank AE *	31,019	48,081
Athens Water Supply & Sewage	147,560	984,749
Bank of Greece	79,968	1,176,765
FF Group *(A) (B)	25,407	—
Hellenic Petroleum	169,592	1,569,275
Hellenic Telecommunications Organization	77,020	1,069,458
Holding ADMIE IPTO	168,542	324,388
Intralot -Integrated Lottery Systems & Services *	550,392	258,041
JUMBO	65,617	1,192,260
Karelia Tobacco	5,712	1,665,717
Motor Oil Hellas Corinth Refineries	125,664	3,205,096
Mytilineos Holdings	93,840	1,017,254

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

April 30, 2019

Description	Shares	Value

National Bank of Greece *	3,849	$8,436
OPAP	76,036	818,710
Piraeus Bank *	872	1,765
Public Power *	168,542	238,187
		13,578,182
Italy — 7.3%
Atlantia	57,041	1,555,931
Enel	320,008	2,023,963
Eni	77,899	1,329,625
Intesa Sanpaolo	513,231	1,345,276
Saipem *	7,259	36,776
Telecom Italia *	2,304,846	1,288,943
UniCredit	92,603	1,280,642
Unipol Gruppo	263,593	1,341,055
UnipolSai	492,819	1,349,811
		11,552,022
Norway — 6.8%
Aker Solutions *	213,592	1,096,004
DNB (D)	63,565	1,220,470
Equinor	48,181	1,074,759
Gjensidige Forsikring	48,701	945,801
Norsk Hydro	196,935	843,670
Petroleum Geo-Services *	285,091	630,657
Storebrand	210,531	1,776,499
Telenor	49,270	989,118
TGS Nopec Geophysical	50,876	1,329,182
Yara International	20,686	932,943
		10,839,103
Poland — 8.0%
Bank Millennium *	321,406	811,200
Bank Polska Kasa Opieki	32,507	967,184
CCC	15,990	867,819
Grupa Lotos	78,911	1,717,211
ING Bank Slaski	16,376	827,060
KGHM Polska Miedz *	34,873	938,567
PGE Polska Grupa Energetyczna *	382,323	952,444
Polski Koncern Naftowy ORLEN	36,330	930,912
Polskie Gornictwo Naftowe i Gazownictwo	604,909	918,100
Powszechna Kasa Oszczednosci Bank Polski	94,212	967,402
Powszechny Zaklad Ubezpieczen	87,345	959,973
Santander Bank Polska	9,309	966,600
Tauron Polska Energia *	2,040,569	924,849
		12,749,321

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

April 30, 2019

Description	Shares	Value

Portugal — 8.5%
Altri SGPS	69,524	$544,679
Corticeira Amorim SGPS	440,776	5,309,601
CTT-Correios de Portugal	27,631	78,283
EDP - Energias de Portugal	440,130	1,668,049
Galp Energia SGPS	123,409	2,072,089
Jeronimo Martins SGPS	40,580	660,874
Mota-Engil SGPS *	80,242	213,660
Navigator	66,159	292,365
NOS SGPS	40,943	274,842
Pharol SGPS *	799,606	140,445
REN - Redes Energeticas Nacionais SGPS	100,982	288,818
Semapa-Sociedade de Investimento e Gestao	118,184	1,937,964
Teixeira Duarte *	538,417	87,866
		13,569,535
Russia — 7.9%
Alrosa PJSC	1,651,584	2,407,018
Gazprom Neft PJSC	437,920	2,438,298
Gazprom PJSC	487,832	1,237,004
Rosneft PJSC	258,944	1,717,316
Sberbank of Russia PJSC	376,121	1,309,868
Severstal PJSC	108,528	1,754,409
Unipro PJSC	29,321,056	1,183,159
Uralkali *	386,376	525,277
		12,572,349
Singapore — 7.6%
CapitaLand	448,400	1,163,776
City Developments	178,200	1,171,317
ComfortDelGro	629,800	1,245,616
Golden Agri-Resources	5,410,400	1,153,603
Jardine Cycle & Carriage	45,900	1,198,712
Oversea-Chinese Banking	140,800	1,252,614
SATS	314,300	1,208,580
Sembcorp Industries	604,400	1,182,048
Singapore Airlines	167,000	1,188,560
United Overseas Bank	61,400	1,256,350
		12,021,176
Spain — 8.9%
Acciona	17,445	2,021,208
Banco Bilbao Vizcaya Argentaria	141,080	857,322
Banco Santander	195,984	991,702
CaixaBank	281,971	897,862
Enagas	46,266	1,318,060

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

April 30, 2019

Description	Shares	Value

Endesa	54,684	$1,362,224
Ferrovial	62,160	1,531,028
Iberdrola	208,524	1,893,972
Mapfre	432,529	1,297,713
Naturgy Energy Group	67,896	1,928,180
		14,099,271
Turkey — 6.7%
Akbank T.A.S. *	1,030,335	1,056,771
Eregli Demir ve Celik Fabrikalari	731,966	1,123,667
Haci Omer Sabanci Holding	825,025	1,064,655
KOC Holding	396,517	1,076,535
Petkim Petrokimya Holding *	1,426,783	1,068,850
Turkiye Halk Bankasi *	1,059,457	1,038,701
Turkiye Is Bankasi, Cl C *	1,108,164	995,451
Turkiye Sise ve Cam Fabrikalari	1,134,242	1,159,543
Turkiye Vakiflar Bankasi TAO, Cl D	1,530,316	1,036,129
Yapi ve Kredi Bankasi *	3,067,563	1,064,180
		10,684,482
United Kingdom — 7.9%
Anglo American	45,328	1,171,162
Aviva	225,232	1,261,455
BP	171,287	1,248,574
British American Tobacco	31,605	1,232,268
BT Group, Cl A	424,690	1,268,471
HSBC Holdings	147,266	1,281,067
Legal & General Group	337,615	1,224,777
Rio Tinto	21,547	1,254,546
Rolls-Royce Holdings	108,022	1,288,314
Vodafone Group	681,714	1,262,318
		12,492,952
Total Common Stock
(Cost $154,704,325)		145,679,082

PREFERRED STOCK — 2.9%
Brazil — 2.9%
Banco Bradesco (E)	258,406	2,346,090
Cia Energetica de Minas Gerais (E)	297,592	1,101,237
Telefonica Brasil (E)	91,742	1,090,066

Total Preferred Stock
(Cost $4,502,001)		4,537,393

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

April 30, 2019

Description	Shares	Value

SHORT-TERM INVESTMENT — 0.6%
Invesco Treasury Portfolio, Institutional Class, 2.32% (F)(G)	975,390	975,390

Total Short-Term Investment
(Cost $975,390)		975,390

Total Investments - 95.2%
(Cost $160,181,716)		$151,191,865

Other Assets and Liabilities – 4.8%		7,701,981
Net Assets - 100.0%		$158,893,846

Percentages based on Net Assets.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2019 was $0 and represented 0.0% of Net Assets. (See Note 2).
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at April 30, 2019 was $911,725 and represents 0.6% of Net Assets.

(D)	This security or a partial portion of this security is on loan at April 30, 2019 (see Note 9). The total market value of securities on loan at April 30, 2019 was $915,338.
(E)	There is currently no rate available.
(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of April 30, 2019 was $975,390.
(G)	Rate shown is the 7-day effective yield as of April 30, 2019.

Cl — Class
PJSC — Private Joint Stock Company

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

April 30, 2019

The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Brazil	$12,140,830	$—	$—	$12,140,830
Czech Republic	9,379,859	—	—	9,379,859
Greece	13,578,182	—	—	13,578,182
Italy	11,552,022	—	—	11,552,022
Norway	10,839,103	—	—	10,839,103
Poland	12,749,321	—	—	12,749,321
Portugal	13,569,535	—	—	13,569,535
Russia	12,572,349	—	—	12,572,349
Singapore	12,021,176	—	—	12,021,176
Spain	14,099,271	—	—	14,099,271
Turkey	10,684,482	—	—	10,684,482
United Kingdom	12,492,952	—	—	12,492,952
Total Common Stock	145,679,082	—	—	145,679,082
Preferred Stock
Brazil	4,537,393	—	—	4,537,393
Total Preferred Stock	4,537,393	—	—	4,537,393
Short-Term Investment	975,390	—	—	975,390
Total Investments in Securities	$151,191,865	$–	$–	$151,191,865

(1)

Included in Level 3 are two securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers between Level 1 and Level 3 during the period when foreign equity securities were fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF

April 30, 2019

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Shares	Value

EXCHANGE TRADED FUNDS — 94.9%

United States — 94.9%

Equity ETF — 40.6%
iShares Global Healthcare ETF	120,520	$7,181,787
iShares Global Infrastructure ETF (A)	166,056	7,553,887
iShares Global Utilities ETF	270,302	14,639,556
iShares Mortgage Real Estate ETF	171,671	7,577,558
iShares Residential Real Estate ETF	112,619	7,876,573
Vanguard Real Estate ETF	87,438	7,586,995
		52,416,356
Fixed Income ETF — 54.3%
Invesco Emerging Markets Sovereign Debt ETF	286,114	7,999,747
iShares 3-7 Year Treasury Bond ETF(A)	62,998	7,743,084
iShares 7-10 Year Treasury Bond ETF	82,390	8,725,101
iShares MBS ETF	73,115	7,749,459
SPDR Bloomberg Barclays High Yield Bond ETF	204,266	7,408,728
VanEck Vectors Emerging Markets High Yield Bond ETF	312,476	7,321,313
Vanguard Short-Term Corporate Bond ETF	97,065	7,738,993
Vanguard Total Bond Market ETF	96,479	7,810,940
Vanguard Total International Bond ETF	137,377	7,667,010
		70,164,375
Total Exchange Traded Funds
(Cost $119,354,065)		122,580,731

SHORT-TERM INVESTMENT — 7.5%
Invesco Treasury Portfolio, Institutional Class, 2.32% (B)(C)	9,734,040	9,734,040

Total Short-Term Investment
(Cost $9,734,040)		9,734,040

Total Investments – 102.4%
(Cost $129,088,105)		$132,314,771
Other Assets and Liabilities – (2.4)%		(3,116,263)
Net Assets - 100.0%		$129,198,508

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF

April 30, 2019

Percentages based on Net Assets.

(A)	This security or a partial portion of this security is on loan at April 30, 2019 (see Note 9). The total market value of securities on loan at April 30, 2019 was $9,592,117.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of April 30, 2019 was $9,734,040.
(C)	Rate shown is the 7-day effective yield as of April 30, 2019.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF

April 30, 2019

Transactions with affiliated companies during the year ended April 30, 2019 are as follows:

			Change in
			Unrealized
Value at	Purchases	Proceeds	Appreciation	Realized	Value at	Shares at	Dividend	Capital
4/30/2018	at Cost	from Sales	(Depreciation)	Gain (Loss)	4/30/2019	of 04/30/19	Income	Gains
Cambria Emerging Shareholder Yield ETF
$12,126,658	$1,057,109	$(12,492,087)	$(1,463,575)	$771,895	$-	-	$87,897	$-
Cambria Foreign Shareholder Yield ETF
6,019,500	847,565	(6,404,986)	(816,082)	354,003	-	-	111,285	299
Cambria Global Value ETF
11,622,581	1,012,082	(11,848,765)	(1,004,243)	218,345	-	-	59,478	-
Cambria Shareholder Yield ETF
4,581,748	1,774,130	(6,109,277)	(20,004)	(226,597)	-	-	69,745	-
Cambria Value and Momentum ETF
-	6,911,017	(5,973,034)	-	(937,983)	-	-	29,203	-
$34,350,487	$11,601,903	$(42,828,149)	$(3,303,904)	$179,663	$-	$-	$357,608	$299

ETF — Exchanged Traded Fund
MBS — Mortgage-Backed Securities
SPDR — Standard & Poor's Depositary Receipt

As of April 30, 2019, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

April 30, 2019

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.1%

United States — 99.1%

Affiliated ETF — 32.5%
Cambria Emerging Shareholder Yield ETF‡	181,535	$5,756,475
Cambria Foreign Shareholder Yield ETF‡	123,932	2,917,359
Cambria Global Value ETF‡	151,055	3,484,839
Cambria Shareholder Yield ETF‡	103,414	3,871,820
Cambria Sovereign Bond ETF‡	196,591	4,882,337
		20,912,830
Equity ETF — 31.3%
Alpha Architect Value Momentum Trend ETF	49,865	1,253,192
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (A)	271,496	4,563,848
iShares Edge MSCI USA Momentum Factor ETF	24,577	2,819,228
Schwab U.S. REIT ETF (A)	46,058	2,042,212
Schwab US TIPs ETF	33,792	1,863,629
Vanguard FTSE Developed Markets ETF	32,046	1,346,893
Vanguard Global ex-U.S. Real Estate ETF	33,168	1,940,328
Vanguard Mid-Capital ETF	8,752	1,459,133
Vanguard Total Stock Market ETF	18,973	2,853,349
		20,141,812
Fixed Income ETF — 35.3%
iShares Short Treasury Bond ETF	10,857	1,200,350
SPDR FTSE International Government Inflation-Protected Bond ETF	34,467	1,851,912
VanEck Vectors Emerging Markets High Yield Bond ETF (A)	107,154	2,510,618
VanEck Vectors International High Yield Bond ETF	51,107	1,250,588
Vanguard Intermediate-Term Corporate Bond ETF	21,749	1,891,946
Vanguard Intermediate-Term Treasury ETF (A)	37,991	2,441,682
Vanguard Long-Term Treasury ETF (A)	32,154	2,446,598
Vanguard Short-Term Corporate Bond ETF	15,382	1,226,407
Vanguard Total Bond Market ETF	60,603	4,906,419

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

April 30, 2019

Description	Shares	Value

Vanguard Total International Bond ETF	54,100	$3,019,321
		22,745,841

Total Exchange Traded Funds
(Cost $64,225,361)		63,800,483

SHORT-TERM INVESTMENT — 10.5%
Invesco Treasury Portfolio, Institutional Class, 2.32% (B)(C)	6,740,740	6,740,740

Total Short-Term Investment
(Cost $6,740,740)		6,740,740

Total Investments - 109.6%
(Cost $70,966,101)		$70,541,223
Other Assets and Liabilities – (9.6)%		(6,173,158)
Net Assets - 100.0%		$64,368,065

Percentages based on Net Assets.

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.

(A)	This security or a partial portion of this security is on loan at April 30, 2019 (see Note 9). The total market value of securities on loan at April 30, 2019 was $6,632,498.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of April 30, 2019 was $6,740,740.
(C)	Rate shown is the 7-day effective yield as of April 30, 2019.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

April 30, 2019

Transactions with affiliated companies during the year ended April 30, 2019 are as follows:

			Change in
			Unrealized
Value at	Purchases	Proceeds	Appreciation	Realized	Value at	Shares at	Dividend	Capital
4/30/2018	at Cost	from Sales	(Depreciation)	Gain (Loss)	4/30/2019	of 04/30/19	Income	Gains
Cambria Emerging Shareholder Yield ETF
$6,201,182	$872,325	$(534,483)	$(864,701)	$82,152	$5,756,475	181,535	$190,836	$197,183
Cambria Foreign Shareholder Yield ETF
3,089,111	489,118	(308,154)	(366,352)	13,636	2,917,359	123,932	156,222	-
Cambria Global Value ETF
3,746,095	505,925	(337,965)	(470,851)	41,635	3,484,839	151,055	90,211	55,583
Cambria Shareholder Yield ETF
3,633,898	609,770	(356,782)	(62,280)	47,214	3,871,820	103,414	89,821	-
Cambria Sovereign Bond ETF
5,549,473	399,392	(465,182)	(580,471)	(20,875)	4,882,337	196,591	216,091	24,549
$22,219,759	$2,876,530	$(2,002,566)	$(2,344,655)	$163,762	$20,912,830	756,527	$743,181	$277,315

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Security

As of April 30, 2019, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

April 30, 2019

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 92.9%

Communication Services — 5.3%
Gannett	14,066	$131,236
Gray Television*	8,425	197,397
Liberty TripAdvisor Holdings, Cl A*	13,290	195,895
TEGNA	12,803	203,823
Telephone & Data Systems	4,017	128,062
Tribune Media, Cl A	3,923	181,243
		1,037,656
Consumer Discretionary — 19.7%
Aaron's	3,933	219,029
Abercrombie & Fitch, Cl A	10,796	322,693
Barnes & Noble	32,549	163,721
Carvana, Cl A*	2,727	195,144
Cooper Tire & Rubber	4,184	124,934
Core-Mark Holding	4,846	176,152
Deckers Outdoor*	1,914	302,814
Dick's Sporting Goods	4,582	169,534
Foot Locker	4,052	231,816
Genesco*	3,448	154,505
K12*	5,309	159,907
Kohl's	2,644	187,988
La-Z-Boy, Cl Z	5,438	178,366
Liberty Expedia Holdings, Cl A*	4,218	195,800
Office Depot	48,561	116,546
Rent-A-Center, Cl A*	8,553	213,226
Sally Beauty Holdings*	7,719	136,626
Skechers U.S.A., Cl A*	5,441	172,262
Target	1,871	144,853
Turtle Beach* (A)	8,741	89,508
Vitamin Shoppe*	15,872	99,676

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

April 30, 2019

Description	Shares	Value

Williams-Sonoma	2,500	$142,925
		3,898,025
Consumer Staples — 0.6%
Universal	2,288	123,232

Energy — 13.2%
Arch Coal	1,806	175,146
Chevron	1,469	176,368
ConocoPhillips	2,198	138,738
CONSOL Energy*	4,167	141,261
Cosan, Cl A	15,791	192,966
CVR Energy	4,332	197,583
Exxon Mobil	2,238	179,667
Helix Energy Solutions Group*	23,430	183,222
Magnolia Oil & Gas*	10,942	144,216
Plains GP Holdings, Cl A	7,284	171,902
ProPetro Holding*	7,990	176,819
Renewable Energy Group*	12,107	292,020
W&T Offshore*	39,754	253,631
World Fuel Services	6,137	189,326
		2,612,865
Financials — 31.5%
Aflac	3,038	153,054
Arch Capital Group*	5,645	190,688
Ares Capital	8,700	156,600
Argo Group International Holdings	2,546	198,766
Assured Guaranty	3,560	169,812
Cannae Holdings*	8,923	229,053
Cincinnati Financial	1,739	167,257
eHealth*	3,581	217,510
Employers Holdings	3,242	139,147
Essent Group*	4,119	195,447
First BanCorp	18,073	204,225
Franklin Resources	5,491	189,934
Genworth Financial, Cl A*	49,268	186,726
Hanover Insurance Group	1,213	146,300
Kemper	2,775	249,417
Mercury General	2,550	137,139
MGIC Investment*	13,583	198,855
National General Holdings	5,496	135,476
Navigators Group	2,368	165,618
NMI Holdings, Cl A*	6,887	193,387
Northwest Bancshares	8,380	146,063
OFG Bancorp	15,197	306,675

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

April 30, 2019

Description	Shares	Value

Old Republic International	13,984	$312,682
Popular	3,173	183,114
Progressive	7,258	567,214
Radian Group	8,661	202,841
RenaissanceRe Holdings	1,268	196,996
Selective Insurance Group	2,212	157,738
Voya Financial	3,619	198,647
Waddell & Reed Financial, Cl A	7,584	142,048
WR Berkley	3,202	196,283
		6,234,712
Health Care — 3.9%
Anthem	785	206,479
HCA Healthcare	1,183	150,513
Mallinckrodt*	5,591	86,437
Molina Healthcare*	1,308	169,556
United Therapeutics*	1,541	158,060
		771,045
Industrials — 8.6%
AGCO	2,622	185,585
Comfort Systems USA	3,443	186,266
Cummins	1,159	192,730
Delta Air Lines	2,587	150,796
FTI Consulting*	3,515	298,705
Heidrick & Struggles International	5,997	214,573
NOW*	12,332	180,294
Robert Half International	2,353	146,098
Steelcase, Cl A	8,967	155,039
		1,710,086
Information Technology — 8.3%
Canadian Solar*	9,619	192,188
Fabrinet*	2,610	157,957
Insight Enterprises*	3,015	170,589
KBR	9,574	212,734
PCM*	4,869	134,336
Sanmina*	6,262	212,407
Stratasys*	7,671	178,351
Tech Data*	1,803	192,218
Xerox	5,643	188,250
		1,639,030
Materials — 1.8%
Domtar	3,667	179,316

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

April 30, 2019

Description	Shares	Value

Warrior Met Coal	5,776	$179,056
		358,372
Total Common Stock
(Cost $17,180,609)		18,385,023

SHORT-TERM INVESTMENT — 0.4%
Invesco Treasury Portfolio, Institutional Class, 2.32% (B)(C)	71,500	71,500

Total Short-Term Investment
(Cost $71,500)		71,500

Total Investments – 93.3%
(Cost $17,252,109)		$18,456,523
Other Assets and Liabilities – 6.7%		1,333,352
Net Assets - 100.0%		$19,789,875

Percentages based on Net Assets.

*	Non-income producing security.
(A)	This security or a partial portion of this security is on loan at April 30, 2019 (see Note 9). The total market value of securities on loan at April 30, 2019 was $66,560.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of April 30, 2019 was $71,500.
(C)	Rate shown is the 7-day effective yield as of April 30, 2019.

Cl — Class
S&P — Standard & Poor's

The open futures contracts held by the Fund at April 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	(65)	Jun-2019	$(9,152,679)	$(9,582,625)	$(429,946)

For the year ended April 30, 2019, the monthly average notional value of the short equity futures contracts held was $(18,762,525).

As of April 30, 2019, all of the Fund's investments and other securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting year.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

April 30, 2019

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 86.5%

Argentina — 5.3%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	5,576,820	$91,156
16.000%, 10/17/23	ARS	5,529,360	91,384
15.500%, 10/17/26	ARS	5,297,445	86,383
Argentine Republic Government International Bond
4.625%, 01/11/23		982,000	724,225
			993,148
Australia — 4.0%
Queensland Treasury
5.750%, 07/22/24	AUD	435,000	366,859
4.750%, 07/21/25 (A)	AUD	465,000	382,241
			749,100
Brazil — 6.3%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	4,500,000	1,175,697

Chile — 3.2%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/24	CLP	150,000,000	247,604
4.500%, 03/01/26	CLP	225,000,000	346,191
			593,795
Colombia — 4.2%
Colombian TES
11.000%, 07/24/20	COP	741,000,000	246,224
7.500%, 08/26/26	COP	812,500,000	267,716
7.000%, 05/04/22	COP	819,000,000	264,794
			778,734
Croatia — 2.9%
Croatia Government International Bond
6.000%, 01/26/24		140,000	156,692
5.500%, 04/04/23		350,000	378,889
			535,581
Greece — 3.9%
Hellenic Republic Government International Bond
3.000%, 3.650%, 02/24/2020, 02/24/2024 (B)	EUR	614,940	727,824

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

April 30, 2019

Description		Face Amount(1)	Value

Hungary — 3.3%
Hungary Government International Bond
6.000%, 11/24/23	HUF	48,000,000	$196,510
5.500%, 06/24/25	HUF	101,550,000	414,389
			610,899
Indonesia — 3.5%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	4,476,000,000	327,466
7.000%, 05/15/27	IDR	4,800,000,000	321,186
			648,652
Italy — 1.6%
Italy Buoni Poliennali Del Tesoro
2.800%, 12/01/28	EUR	255,000	295,611

Malaysia — 3.7%
Malaysia Government International Bond
4.498%, 04/15/30	MYR	1,563,000	394,593
4.392%, 04/15/26	MYR	110,000	27,368
4.181%, 07/15/24	MYR	1,010,000	249,332
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	110,000	26,979
			698,272
Mexico — 6.4%
Mexican Bonos
10.000%, 12/05/24	MXN	8,093,200	466,375
8.500%, 05/31/29	MXN	6,363,700	343,657
7.500%, 06/03/27	MXN	7,704,500	391,887
			1,201,919
New Zealand — 2.8%
New Zealand Government International Bond
4.500%, 04/15/27	NZD	645,000	517,865

Peru — 3.3%
Peruvian Government International Bond
4.125%, 08/25/27		570,000	614,175

Philippines — 2.9%
Philippine Government International Bond
8.000%, 07/19/31	PHP	23,858,684	536,265

Poland — 3.7%
Poland Government International Bond
5.750%, 04/25/29	PLN	1,290,000	420,638
3.250%, 07/25/25	PLN	495,000	134,454
2.500%, 07/25/26	PLN	540,000	139,815
			694,907

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

April 30, 2019

Description		Face Amount(1)	Value

Romania — 3.4%
Romania Government International Bond
5.850%, 04/26/23	RON	450,000	$112,365
5.800%, 07/26/27	RON	1,050,000	263,262
4.750%, 02/24/25	RON	1,125,000	267,528
			643,155
Russia — 6.5%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	19,185,000	297,189
7.600%, 07/20/22	RUB	30,450,000	469,332
7.000%, 01/25/23	RUB	29,175,000	441,098
			1,207,619
South Africa — 6.3%
South Africa Government International Bond
8.250%, 03/31/32	ZAR	3,183,195	204,041
8.000%, 01/31/30	ZAR	11,793,420	761,277
7.000%, 02/28/31	ZAR	3,570,780	209,604
			1,174,922
Thailand — 4.0%
Thailand Government International Bond
3.625%, 06/16/23	THB	22,143,000	736,457

Turkey — 5.3%
Turkey Government International Bond
10.700%, 02/17/21	TRY	3,165,000	434,154
8.500%, 09/14/22	TRY	3,315,000	380,006
4.250%, 04/14/26		200,000	166,268
			980,428
Total Sovereign Debt
(Cost $18,040,016)			16,115,025

U.S. TREASURY OBLIGATION — 9.9%

U.S. Treasury Notes
2.250%, 02/15/27		1,865,300	1,840,162

Total U.S. Treasury Obligations
(Cost $1,756,475)			1,840,162

Total Investments - 96.4%
(Cost $19,796,491)			$17,955,187
Other Assets and Liabilities– 3.6%	%		668,138
Net Assets - 100.0%			$18,623,325

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

April 30, 2019

(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at April 30, 2019 was $382,241 and represents 2.1% of Net Assets.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
EUR — Euro
HUF — Hungarian Forint
IDR — Indonesian Rupiah
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY— Turkish Lira
ZAR — South African Rand

As of April 30, 2019, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2019

Sector Weightings (Unaudited)†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 98.6%

Brazil — 7.1%
Cia de Saneamento de Minas Gerais-COPASA	18,200	$321,474
Cyrela Brazil Realty Empreendimentos e Participacoes	40,300	181,916
Duratex	58,500	148,148
Estacio Participacoes	23,400	163,814
MRV Engenharia e Participacoes	46,800	174,019
Ser Educacional (A)	32,500	191,049
SLC Agricola	26,000	272,990
		1,453,410
China — 1.4%
China Petroleum & Chemical ADR	2,171	166,602
Xtep International Holdings	195,000	111,112
		277,714
Colombia — 0.9%
Banco de Bogota	8,645	184,170

Czech Republic — 1.0%
O2 Czech Republic	19,123	207,924

Greece — 4.0%
Aegean Airlines	21,333	201,706
Hellenic Petroleum	23,712	219,413
JUMBO	6,474	117,633
Motor Oil Hellas Corinth Refineries	10,868	277,191
		815,943
Hong Kong — 15.4%
China Lilang	260,000	271,110
China Merchants Bank, Cl H	26,000	128,760
China Telecom, Cl H	624,000	322,945

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

CNOOC	156,000	$281,980
Fufeng Group	338,000	178,807
Greatview Aseptic Packaging	325,000	197,615
Greenland Hong Kong Holdings	559,000	229,449
Hisense Home Appliances Group, Cl H	117,000	159,882
Industrial & Commercial Bank of China, Cl H	273,000	204,973
Lenovo Group	156,000	144,570
Metallurgical Corp of China, Cl H	559,000	154,629
Sinopec Shanghai Petrochemical ADR (B)	3,289	147,610
Sinotruk Hong Kong	130,000	281,383
Weichai Power, Cl H	104,000	169,957
Zhejiang Expressway, Cl H	156,000	167,239
Zijin Mining Group, Cl H	260,000	101,418
		3,142,327
Hungary — 1.9%
Magyar Telekom Telecommunications	64,012	100,845
MOL Hungarian Oil & Gas	24,570	282,097
		382,942
Indonesia — 1.3%
Gudang Garam	42,900	254,314

Mexico — 1.0%
Nemak (A)	382,200	210,074

Russia — 10.5%
Alrosa PJSC	158,600	231,144
Center for Cargo Container Traffic TransContainer PJSC	5,248	527,590
Gazprom Neft PJSC	48,360	269,264
Gazprom PJSC	91,650	232,399
LUKOIL PJSC	3,718	316,905
Novolipetsk Steel PJSC	99,320	262,831
Severstal PJSC	18,460	298,414
		2,138,547
South Africa — 9.5%
African Rainbow Minerals	32,916	391,310
Assore	11,986	311,192
BHP Group	11,726	276,875
Kumba Iron Ore	12,844	384,872
Nedbank Group	16,055	298,608
Reunert	34,138	184,973
Truworths International	16,601	87,722
		1,935,552

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

South Korea — 10.6%
Cheil Worldwide	11,684	$254,554
Daeduck Electronics	11,830	107,348
Hanmi Semiconductor	31,187	247,221
Huchems Fine Chemical	13,559	254,199
LG Uplus	19,370	237,119
Orange Life Insurance (A)	5,213	158,869
SFA Engineering	7,826	281,043
SK Innovation	1,651	257,936
Ssangyong Cement Industrial	28,782	142,167
Woori Financial Group	18,420	218,394
		2,158,850
Taiwan — 25.8%
Actron Technology	65,000	226,125
Asustek Computer	13,000	99,285
Aten International	65,000	196,256
Chang Wah Electromaterials	39,000	225,915
Chong Hong Construction	117,000	329,407
Chunghwa Telecom ADR	5,512	198,652
CyberPower Systems	39,000	113,715
Formosa Chemicals & Fibre	78,000	280,185
Formosa Petrochemical	65,000	240,850
GEM Services	52,000	120,656
ITEQ	156,000	512,410
Micro-Star International	52,000	144,047
Nan Ya Plastics	104,000	262,852
Novatek Microelectronics	65,000	423,853
Phison Electronics	26,000	244,426
Powertech Technology	65,000	161,969
Simplo Technology	26,000	220,446
Sitronix Technology	52,000	213,715
Thinking Electronic Industrial	65,000	175,011
Tong Hsing Electronic Industries	39,000	145,141
Tripod Technology	52,000	166,428
Wistron NeWeb	39,000	100,968
Zhen Ding Technology Holding	130,000	464,872
		5,267,184
Thailand — 2.6%
Bangkok Bank	15,600	99,195
Electricity Generating	28,600	265,172
Tisco Financial Group	59,800	156,875
		521,242
Turkey — 5.6%
Dogan Sirketler Grubu Holding	784,940	139,442

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

April 30, 2019

Description	Shares	Value

Enka Insaat ve Sanayi	349,648	$314,671
Iskenderun Demir ve Celik	127,972	148,413
Tekfen Holding	83,785	373,788
Vestel Beyaz Esya Sanayi ve Ticaret	55,068	173,227
		1,149,541

Total Common Stock
(Cost $18,819,383)		20,099,734

SHORT-TERM INVESTMENT — 0.5%
Invesco Treasury Portfolio, Institutional Class, 2.32% (C)(D)	110,880	110,880

Total Short-Term Investment
(Cost $110,880)		110,880

Total Investments - 99.1%
(Cost $18,930,263)		$20,210,614
Other Assets and Liabilities – 0.9%		184,467
Net Assets - 100.0%		$20,395,081

Percentages based on Net Assets.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at April 30, 2019 was $559,992 and represents 2.7% of Net Assets.

(B)	This security or a partial portion of this security is on loan at April 30, 2019 (see Note 9). The total market value of securities on loan at April 30, 2019 was $107,712.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of April 30, 2019 was $110,880.
(D)	Rate shown is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

As of April 30, 2019, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk Yield ETF

April 30, 2019

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Face Amount	Value

U.S. TREASURY OBLIGATION — 91.6%

U.S. Treasury Notes
2.250%, 02/15/27	$35,063,600	$34,591,063

Total U.S. Treasury Obligations
(Cost $34,022,876)		34,591,063

Total Investments - 91.6%
(Cost $34,022,876)		$34,591,063
Other Assets and Liabilities - 8.4%		3,153,713
Net Assets - 100.0%		$37,744,776

	Contracts	Value
Purchased Options — 4.1% *‡(A)
Total Purchased Options
(Cost $3,490,128)	374	$1,537,295

Percentages based on Net Assets.

* Non-income producing securities.

‡ For the year ended April 30, 2019, the average notional value of equity purchased options held was $80,615,017.

(A)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk Yield ETF

April 30, 2019

A list of the exchange traded option contracts held by the Fund at April 30, 2019, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 4.07%
Put Options*
SPX, Expires 06/21/2019, Strike Price $2,500	4	$1,178,332	$1,500
SPX, Expires 06/21/2019, Strike Price $2,525	18	5,302,494	7,470
SPX, Expires 06/21/2019, Strike Price $2,550	15	4,418,745	6,975
SPX, Expires 09/20/2019, Strike Price $2,600	79	23,272,057	201,450
SPX, Expires 12/20/2019, Strike Price $2,400	29	8,542,907	75,690
SPX, Expires 12/20/2019, Strike Price $2,500	33	9,721,239	114,675
SPX, Expires 12/20/2019, Strike Price $2,550	37	10,899,571	148,185
SPX, Expires 12/20/2019, Strike Price $2,625	9	2,651,247	44,460
SPX, Expires 12/20/2019, Strike Price $2,650	31	9,132,073	164,300
SPX, Expires 03/20/2020, Strike Price $2,500	37	10,899,571	189,440
SPX, Expires 03/20/2020, Strike Price $2,550	40	11,783,320	231,400
SPX, Expires 06/19/2020, Strike Price $2,600	42	12,372,486	351,750
Total Purchased Options			$1,537,295

The following is a list of the inputs used as of April 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$34,591,063	$—	$34,591,063
Total Investments in Securities	$—	$34,591,063	$—	$34,591,063

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,537,295	$—	$—	$1,537,295
Total Other Financial Instruments	$1,537,295	$—	$—	$1,537,295

There have been no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

April 30, 2019

Sector Weightings (Unaudited) †

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 97.9%

Communication Services — 1.9%
AT&T (A)	55,552	$1,719,890

Consumer Discretionary — 8.1%
Dollar General	14,831	1,870,041
Genuine Parts (A)	15,698	1,609,673
McDonald's (A)	9,369	1,851,033
Starbucks (A)	23,916	1,857,795
		7,188,542
Consumer Staples — 14.5%
Altria Group (A)	32,492	1,765,290
Diageo ADR	10,934	1,843,910
Kimberly-Clark (A)	14,576	1,871,267
PepsiCo (A)	14,595	1,868,889
Procter & Gamble (A)	17,204	1,831,882
Sysco (A)	26,583	1,870,646
Walmart (A)	18,156	1,867,163
		12,919,047
Energy — 5.6%
Chevron (A)	14,252	1,711,095
Exxon Mobil (A)	21,665	1,739,266
Occidental Petroleum (A)	26,693	1,571,684
		5,022,045
Financials — 16.8%
Aflac (A)	36,408	1,834,235
CME Group, Cl A (A)	10,521	1,882,207
Eaton Vance (A)	42,294	1,758,162
FactSet Research Systems (A)	7,091	1,956,194
JPMorgan Chase (A)	16,834	1,953,586

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

April 30, 2019

Description	Shares	Value

Morgan Stanley	39,556	$1,908,577
US Bancorp (A)	35,753	1,906,350
Wells Fargo (A)	36,160	1,750,505
		14,949,816
Health Care — 13.5%
Abbott Laboratories (A)	22,674	1,803,943
Amgen (A)	9,274	1,663,014
Anthem	6,121	1,610,007
Eli Lilly (A)	14,196	1,661,500
Johnson & Johnson (A)	13,145	1,856,074
Merck (A)	21,813	1,716,901
UnitedHealth Group (A)	7,202	1,678,570
		11,990,009
Industrials — 14.4%
3M (A)	8,289	1,570,848
Emerson Electric (A)	25,101	1,781,920
Harris (A)	10,913	1,838,840
Lockheed Martin (A)	5,929	1,976,314
Norfolk Southern (A)	9,289	1,895,142
United Technologies (A)	13,432	1,915,538
Waste Management (A)	17,387	1,866,320
		12,844,922
Information Technology — 16.8%
Accenture, Cl A (A)	10,060	1,837,660
Apple (A)	9,091	1,824,291
Broadridge Financial Solutions (A)	16,570	1,957,414
Cisco Systems (A)	32,267	1,805,338
Microsoft (A)	14,961	1,953,907
Oracle	33,147	1,834,023
Paychex (A)	22,166	1,868,816
Texas Instruments	15,713	1,851,463
		14,932,912
Materials — 2.2%
Air Products & Chemicals (A)	9,310	1,915,905

Utilities — 4.1%
NextEra Energy (A)	9,444	1,836,292
Southern (A)	34,692	1,846,308
		3,682,600

Total Common Stock
(Cost $74,000,405)		87,165,688

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

April 30, 2019

Description	Value

Total Investments - 97.9%
(Cost $74,000,405)	$87,165,688
Other Assets and Liabilities - 2.1%	1,868,194
Net Assets - 100.0%	$89,033,882

Contracts	Value

Purchased Options— 1.9% ‡(B)*
Total Purchased Options
(Cost $2,136,848)	$1,694,375

Written Options— (0.6)% ‡(B)*
Total Written Options
(Cost $(445,753))	$(502,250)

Percentages based on Net Assets.

* Non-income producing securities

‡ For the year ended April 30, 2019, the average notional value of equity purchased options held was $130,947,329. For the year ended April 30, 2019, the average notional value of equity written options held was $(66,154,393).

(A) Security, or a portion thereof, has been pledged as collateral for open written option contracts.

(B) Refer to table below for details on options contracts.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

April 30, 2019

A list of the exchange traded option contracts held by the Fund at April 30, 2019, is as follows:

	Contracts	Notional Amount	Value

PURCHASED OPTIONS - 1.90%
Put Options*
SPX, Expires 06/21/2019, Strike Price $2,850	175	$51,552,025	$406,875
SPX, Expires 06/21/2019, Strike Price $2,875	200	58,916,600	547,000
SPX, Expires 06/21/2019, Strike Price $2,900	100	29,458,300	326,000
Call Options*
SPX, Expires 06/21/2019, Strike Price $2,900	50	14,729,150	414,500
Total Purchased Options			1,694,375
WRITTEN OPTIONS - (0.56)%
Put Options*
SPX, Expires 06/21/2019, Strike Price $2,825	(50)	(14,729,150)	(98,750)
Call Options*
SPX, Expires 06/21/2019, Strike Price $2,990	(150)	(44,187,450)	(403,500)
Total Written Options			$(502,250)

As of April 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF

April 30, 2019

Sector Weightings (Unaudited) †:

† Percentages based on total investments.

Description	Shares	Value

EXCHANGE TRADED FUNDS — 97.3%

Affiliated ETF — 60.9%
Cambria Emerging Shareholder Yield ETF‡	39,675	$1,258,094
Cambria Foreign Shareholder Yield ETF‡	49,425	1,163,465
Cambria Global Momentum ETF‡@	391,600	9,821,327
Cambria Global Value ETF‡	53,000	1,222,710
Cambria Shareholder Yield ETF‡	30,500	1,141,920
Cambria Sovereign Bond ETF‡	75,400	1,872,559
Cambria Value and Momentum ETF‡	94,775	1,969,879
		18,449,954
Equity ETF — 4.2%
Vanguard Global ex-U.S. Real Estate ETF	10,850	634,725
Vanguard Real Estate ETF	7,300	633,421
		1,268,146
Fixed Income ETF — 18.7%
Schwab US TIPs ETF	11,275	621,816
SPDR FTSE International Government Inflation-Protected Bond ETF	11,800	634,014
Vanguard Intermediate-Term Treasury ETF	39,150	2,516,171
Vanguard Total Bond Market ETF	23,225	1,880,296
		5,652,297
Multi-Asset ETF — 13.5%
Alpha Architect Value Momentum Trend ETF	21,350	536,562
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	68,550	1,152,326
JPMorgan Managed Futures ETF	50,450	1,215,845
WisdomTree Managed Futures Strategy ETF	30,275	1,194,349
		4,099,082

Total Exchange Traded Funds
(Cost $29,660,980)		29,469,479

Total Investments - 97.3%
(Cost $29,660,980)		$29,469,479
Other Assets and Liabilities - 2.7%		810,667
Net Assets - 100.0%		$30,280,146

Percentages based on Net Assets.

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.

@

The Cambria Trinity ETF (the “Fund”) seeks to achieve its investment objectives by investing a portion of its assets in the Cambria Global Momentum ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Investment Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Security. As of April 30, 2019, 32.4% of the Fund’s net assets were invested in the Security.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF

April 30, 2019

Transactions with affiliated companies during the year ended April 30, 2019 are as follows:

			Change in
			Unrealized
Value at	Purchases	Proceeds	Appreciation	Realized	Value at	Shares at	Dividend	Capital
4/30/2018	at Cost	from Sales	(Depreciation)	Gain (Loss)	4/30/2019	of 04/30/19	Income	Gains
Cambria Emerging Shareholder Yield ETF
-	$1,203,510	$-	$54,584	$-	$1,258,094	39,675	$6,999	$26,407
Cambria Foreign Shareholder Yield ETF
-	1,176,906	-	(13,441)	-	1,163,465	49,425	23,808	-
Cambria Global Momentum ETF
-	10,003,332	-	(182,005)	-	9,821,327	391,600	108,508	-
Cambria Global Value ETF
-	1,211,664	-	11,046	-	1,222,710	53,000	7,000	11,950
Cambria Shareholder Yield ETF
-	1,132,373	-	9,547	-	1,141,920	30,500	9,996	-
Cambria Sovereign Bond ETF
-	1,863,340	-	9,219	-	1,872,559	75,400	38,656	5,769
Cambria Value & Momentum ETF
-	2,208,966	-	(239,087)	-	1,969,879	94,775	8,506	-
$-	$18,800,091	$-	$(350,137)	$-	$18,449,954	$734,375	$203,473	$44,126

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Security

As of April 30, 2019, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Assets and Liabilities

April 30, 2019

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Assets:
Investments at Fair Value	$111,867,664*	$27,000,918*	$151,191,865*	$132,314,771*
Foreign Currency at Value	2,534	186,295	2,781,344	—
Cash and Cash Equivalents	1,402,371	52,142	4,696,293	6,671,512
Dividends Receivable, Net	83,599	125,839	636,356	1,012
Reclaims Receivable	14,269	155,102	233,558	—
Receivable for Capital Shares Sold	45	9,594	—	—
Receivable for Investments Sold	—	—	2,534,387	—
Unrealized Appreciation on Foreign Currency Spot Contracts	—	1,868	—	—
Total Assets	113,370,482	27,531,758	162,073,803	138,987,295

Liabilities:
Payable upon return on securities loaned	901,730	421,421	975,390	9,734,040
Payable for Investments Purchased	—	—	2,057,118	—
Payable Due to Investment Adviser	54,335	13,215	76,175	54,747
Custodian Fee Payable	—	—	70,841	—
Due to Broker	71	—	—	—
Unrealized Depreciation on foreign currency Spot Contracts	—	1,900	433	—
Total Liabilities	956,136	436,536	3,179,957	9,788,787

Net Assets	$112,414,346	$27,095,222	$158,893,846	$129,198,508

Net Assets Consist of:

Paid-in Capital	$104,468,649	$30,589,790	$169,561,187	$131,823,275
Total distributable earnings(loss)	7,945,697	(3,494,568)	(10,667,341)	(2,624,767)

Net Assets	$112,414,346	$27,095,222	$158,893,846	$129,198,508
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,000,000	1,150,010	6,800,010	5,150,001
Net Asset Value, Offering and Redemption Price Per Share	$37.47	$23.56	$23.37	$25.09

Investments at Cost	$101,092,724	$29,148,620	$160,181,716	$129,088,105
Cost of Foreign Currency	2,578	185,960	2,778,478	—
* Includes market value of securities on loan	872,459	397,701	915,338	9,592,117

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Assets and Liabilities

April 30, 2019

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Assets:
Investments at Fair Value	$49,628,393*	$18,456,523*	$17,955,187	$20,210,614*
Affiliated Investments at Value	20,912,830	—	—	—
Foreign Currency at Value	—	—	48,175	34,829
Cash and Cash Equivalents	565,789	724,692	324,572	232,114
Dividends Receivable, Net	1,793	14,503	—	32,042
Unrealized Appreciation on Foreign Currency Spot Contracts	—	—	—	7,638
Cash at Broker	—	694,466	—	—
Interest Receivable	—	—	304,532	—
Reclaims Receivable	—	95	—	11,982
Total Assets	71,108,805	19,890,279	18,632,466	20,529,219

Liabilities:
Payable upon return on securities loaned	6,740,740	71,500	—	110,880
Payable Due to Investment Adviser	—	9,739	9,109	9,918
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	32	7,612
Due to Broker	—	965	—	—
Custodian Fees Payable	—	—	—	5,728
Variation Margin Payable	—	18,200	—	—
Total Liabilities	6,740,740	100,404	9,141	134,138

Net Assets	$64,368,065	$19,789,875	$18,623,325	$20,395,081

Net Assets Consist of:
Paid-in Capital	$64,597,319	$26,613,196	$20,408,204	$19,393,739
Total distributable earnings (loss)	(229,254)	(6,823,321)	(1,784,879)	1,001,342
Net Assets	$64,368,065	$19,789,875	$18,623,325	$20,395,081
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,400,001	950,004	750,000	650,004
Net Asset Value, Offering and Redemption Price Per Share	$26.82	$20.83	$24.83	$31.38

Investments at Cost	$49,199,067	$17,252,109	$19,796,491	$18,930,263
Affiliated Investments at Cost	21,767,034	—	—	—
Cost of Foreign Currency	—	—	47,380	34,383
* Includes market value of securities on loan	6,632,498	66,560	—	107,712

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Assets and Liabilities

April 30, 2019

	Cambria Tail Risk ETF	Cambria Core Equity ETF	Cambria Trinity ETF
Assets:
Investments at Fair Value	$34,591,063	$87,165,688	$11,019,525
Affiliated Investments at Value	—	—	18,449,954
Purchased Options at Value	1,537,295	1,694,375	—
Cash and Cash Equivalents	631,648	1,512,827	778,242
Cash at Broker	833,401	—	—
Interest Receivable	164,543	—	—
Dividends Receivable, Net	—	77,898	—
Receivable for Capital Shares Sold	4,159	—	1,211,204
Reclaims Receivable	—	2,849	—
Total Assets	37,762,109	90,453,637	31,458,925

Liabilities:
Payable Due to Investment Adviser	17,333	74,378	—
Payable for Investment Securities Purchased	—	109,062	1,178,779
Due to Broker	—	734,065	—
Written Options at Value	—	502,250	—
Total Liabilities	17,333	1,419,755	1,178,779
Net Assets	$37,744,776	$89,033,882	$30,280,146
Net Assets Consist of:
Paid-in Capital	$42,530,896	$89,401,651	$30,419,774
Total distributable earnings loss	(4,786,120)	(367,769)	(139,628)
Net Assets	$37,744,776	$89,033,882	$30,280,146
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,900,002	3,300,002	1,250,002
Net Asset Value, Offering and Redemption Price Per Share	$19.87	$26.98	$24.22

Investments at Cost	$34,022,876	$74,000,405	$10,860,889
Affiliated Investments at Cost	—	—	18,800,091
Cost of Purchased Options	3,490,128	2,136,848	—
Cost of Written Options	—	(445,753)	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statement of Operations

For the year ended April 30, 2019

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$3,361,090	$1,795,463	$6,203,684	$2,885,761	$1,100,158
Dividend Income from Affiliated Investments	—	—	—	357,608	743,181
Interest Income	20,593	2,086	29,875	47,471	5,444
Income from Securities Lending	503	321	117	1,012	1,793
Less: Foreign Taxes Withheld	(735)	(133,673)	(805,211)	—	—
Total Investment Income	3,381,451	1,664,197	5,428,465	3,291,852	1,850,576
Management Fees	734,726	199,796	932,124	651,731	—
Custodian Fees	—	—	166,165	—	—
Total Expenses	734,726	199,796	1,098,289	651,731	—
Net Investment Income	2,646,725	1,464,401	4,330,176	2,640,121	1,850,576
Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(1)	5,335,997	1,444,912	4,486,726	(3,731,771)	119,631
Net Realized Gain on Affiliated Investments(1)	—	—	—	179,663	163,762
Capital Gain Distributions Received from Affiliated Investments	—	—	—	299	264,994
Net Realized Gain (Loss) on Foreign Currency Transactions	403	(57,562)	(623,136)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	(7,516,976)	(5,569,503)	(21,122,515)	(2,859,854)	295,145
Net Change in Unrealized Depreciation on Affiliated Investments	—	—	—	(3,303,904)	(2,344,655)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(76)	(3,128)	37,910	—	—
Net Realized and Unrealized Loss on Investments	(2,180,652)	(4,185,281)	(17,221,015)	(9,715,567)	(1,501,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	$466,073	$(2,720,880)	$(12,890,839)	$(7,075,446)	$349,453

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statement of Operations

For the year ended April 30, 2019

	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Core Equity ETF	Cambria Trinity ETF(1)
Investment Income:
Dividend Income from Unaffiliated Investments	$479,585	$—	$1,074,612	$—	$2,054,086	$104,806
Dividend Income from Affiliated Investments	—	—	—	—	—	203,473
Interest Income	7,714	1,014,051	8,057	632,298	11,970	—
Income from Securities Lending	59	—	85	—	—	—
Less: Foreign Taxes Withheld	(924)	(24,941)	(154,642)	—	—	—
Total Investment Income	486,434	989,110	928,112	632,298	2,066,056	308,279
Management Fees	191,794	110,576	115,132	150,397	846,228	—
Broker Expense	15,105	—	—	—	94,042	—
Interest Expense	—	—	—	—	46,768	—
Custodian Fees	—	—	13,966	—	—	—
Total Expenses	206,899	110,576	129,098	150,397	987,038	—

Net Investment Income	279,535	878,534	799,014	481,901	1,079,018	308,279

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(2)	(3,190,397)	162,118	927,954	(506,147)	4,938,081	—
Capital Gain Distributions Received from Affiliated Investments	—	—	—	—	—	44,126
Net Realized Loss on Purchased Options	—	—	—	(1,914,461)	(3,962,154)	—
Net Realized Loss on Written Options	—	—	—	—	(926,250)	—
Net Realized Loss on Futures Contracts	(1,139,233)	—	—	—	—	—
Net Realized Loss on Foreign Currency Transactions	—	(149,425)	(207,334)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	(1,058,770)	(1,962,981)	(3,055,460)	1,205,587	7,116,108	158,636
Net Change in Unrealized Depreciation on Affiliated Investments	—	—	—	—	—	(350,137)
Net Change in Unrealized Loss on Purchased Options	—	—	—	(1,685,105)	(135,869)	—
Net Change in Unrealized Loss on Written Options	—	—	—	—	(56,497)	—
Net Change in Unrealized Depreciation on Futures Contracts	(735,722)	—	—	—	—	—
Change in Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	18,247	—	—	—
Net Change in Unrealized Appreciation on Foreign Currency Translation	—	5,861	3,235	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	(6,124,122)	(1,944,427)	(2,313,358)	(2,900,126)	6,973,419	(147,375)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,844,587)	$(1,065,893)	$(1,514,344)	$(2,418,225)	$8,052,437	$160,904

(1)	Commenced operations on September 10, 2018.
(2)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2019	Year Ended April 30, 2018
Operations:
Net Investment Income	$2,646,725	$2,350,934	$1,464,401	$1,295,312
Net Realized Gain on Investments (1)	5,335,997	13,837,663	1,444,912	3,896,273
Net Realized Gain (Loss) on Foreign Currency Transactions	403	—	(57,562)	12,559
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,516,976)	(818,584)	(5,569,503)	3,102,127
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(76)	108	(3,128)	(1,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	466,073	15,370,121	(2,720,880)	8,304,851
Distributions(2)	(3,004,745)	(2,080,232)	(1,779,049)	(1,437,092)

Capital Share Transactions:
Issued	17,676,199	63,832,194	1,161,091	3,738,985
Redeemed	(45,163,025)	(60,364,569)	(16,076,883)	(6,700,708)
Increase (Decrease) in Net Assets from Capital Share Transactions	(27,486,826)	3,467,625	(14,915,792)	(2,961,723)
Total Increase (Decrease) in Net Assets	(30,025,498)	16,757,514	(19,415,721)	3,906,036

Net Assets:
Beginning of Year	142,439,844	125,682,330	46,510,943	42,604,907
End of Year	$112,414,346	$142,439,844 (†)	$27,095,222	$46,510,943 (*)

Share Transactions:
Issued	450,000	1,700,000	50,000	150,000
Redeemed	(1,200,000)	(1,650,000)	(650,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(750,000)	50,000	(600,000)	(100,000)

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).
(2)

Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10 in Notes to Financial Statements).

(*)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $417,886, in the year ended April 30, 2018.
(†)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $232,798, in the year ended April 30, 2018.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statement of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2019	Year Ended April 30, 2018

Operations:
Net Investment Income	$4,330,176	$3,701,640	$2,640,121	$1,311,262
Net Realized Gain (Loss) on Investments (1)	4,486,726	3,448,834	(3,552,108)	1,959,838
Net Realized Loss on Foreign Currency Transactions	(623,136)	(69,515)	—	—
Capital Gain Distributions received from Affiliated Investments	—	—	299	3,174
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(21,122,515)	14,883,636	(6,163,758)	5,663,596
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	37,910	(1,677)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,890,839)	21,962,918	(7,075,446)	8,937,870
Distributions (2)	(6,537,191)	(3,023,213)	(2,556,119)	(1,446,903)
Capital Share Transactions:
Issued	10,048,211	79,845,297	42,293,840	38,638,611
Redeemed	(42,701,461)	—	(8,921,204)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(32,653,250)	79,845,297	33,372,636	38,638,611
Total Increase (Decrease) in Net Assets	(52,081,280)	98,785,002	23,741,071	46,129,578
Net Assets:
Beginning of Year	210,975,126	112,190,124	105,457,437	59,327,859
End of Year	$158,893,846	$210,975,126 (*)	$129,198,508	$105,457,437	(†)
Share Transactions:
Issued	450,000	3,150,000	1,650,000	1,450,000
Redeemed	(1,750,000)	—	(350,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,300,000)	3,150,000	1,300,000	1,450,000

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).
(2)

Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10 in Notes to Financial Statements).

(*)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $1,064,941, in year ended April 30, 2018.
(†)	The SEC eliminated the requirement to disclose undistributed net investment income in 2018. Includes distributions in excess of net investment income of $(133,083), in the year ended April 30, 2018.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2019	Year Ended April 30, 2018
Operations:
Net Investment Income	$1,850,576	$1,364,978	$279,535	$135,647
Net Realized Gain (Loss) on Investments and Futures Contracts(1)	283,393	2,119,701	(4,329,630)	(752,196)
Capital Gain Distributions Received from Affiliated Investments	264,994	6,269	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(2,049,510)	406,387	(1,794,492)	1,705,076
Net Increase (Decrease) in Net Assets Resulting from Operations	349,453	3,897,335	(5,844,587)	1,088,527
Distributions (2)	(1,885,497)	(1,360,015)	(325,364)	(81,069)
Capital Share Transactions:
Issued	5,353,128	49,388,670	15,204,886	23,318,747
Redeemed	(6,521,600)	(22,035,804)	(21,862,132)	(25)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,168,472)	27,352,866	(6,657,246)	23,318,722
Total Increase (Decrease) in Net Assets	(2,704,516)	29,890,186	(12,827,197)	24,326,180
Net Assets:
Beginning of Year	67,072,581	37,182,395	32,617,072	8,290,892
End of Year	$64,368,065	$67,072,581 (*)	$19,789,875	$32,617,072 (†)
Share Transactions:
Issued	200,000	1,800,000	600,000	950,000
Redeemed	(250,000)	(800,000)	(950,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	1,000,000	(350,000)	950,000

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).
(2)

Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10 in Notes to Financial Statements).

(*)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $16,263, in the year ended April 30, 2018.
(†)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $54,732, in the year ended April 30, 2018.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Sovereign Bond ETF		Cambria Emerging Shareholder Yield ETF
	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2019	Year Ended April 30, 2018
Operations:
Net Investment Income	$878,534	$667,083	$799,014	$608,768
Net Realized Gain (Loss) on Investments (1)	162,118	40,235	927,954	(90,440)
Net Realized Gain (Loss) on Foreign Currency Transactions	(149,425)	13,300	(207,334)	(21,927)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,962,981)	(126,471)	(3,055,460)	3,329,688
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	5,861	(11,903)	3,235	(5,016)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	—	364	18,247	12,004
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,065,893)	582,608	(1,514,344)	3,833,077
Distributions (2)	(910,624)	(732,219)	(1,267,332)	(509,874)
Capital Share Transactions:
Issued	1,300,843	9,927,241	4,649,020	15,375,863
Redeemed	—	—	(11,930,118)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	1,300,843	9,927,241	(7,281,098)	15,375,863
Total Increase (Decrease) in Net Assets	(675,674)	9,777,630	(10,062,774)	18,699,066
Net Assets:
Beginning of Year	19,298,999	9,521,369	30,457,855	11,758,789
End of Year	$18,623,325	$19,298,999 (*)	$20,395,081	$30,457,855 (†)
Share Transactions:
Issued	50,000	350,000	150,000	450,000
Redeemed	—	—	(350,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	350,000	(200,000)	450,000

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).
(2)

Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10 in Notes to Financial Statements).

(*)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $82,499, in the year ended April 30, 2018.
(†)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $123,080, in the year ended April 30, 2018.

  The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Core Equity ETF
	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2019	Period Ended April 30, 2018(1)
Operations:
Net Investment Income	$481,901	$213,444	$1,079,018	$1,393,619
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options (2)	(2,420,608)	(1,046,483)	49,677	(7,503,528)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(479,518)	(875,601)	6,923,742	5,742,571
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,418,225)	(1,708,640)	8,052,437	(367,338)
Distributions (3)	(456,126)	(176,882)	(1,035,981)	(1,295,785)
Return of Capital	—	—	—	(51,766)
Total Distributions	(456,126)	(176,882)	(1,035,981)	(1,347,551)
Capital Share Transactions:
Issued	29,451,169	27,787,067	13,274,187	126,953,408
Redeemed	(11,489,781)	(5,717,609)	(18,937,464)	(37,557,816)
Increase (Decrease) in Net Assets from Capital Share Transactions	17,961,388	22,069,458	(5,663,277)	89,395,592
Total Increase in Net Assets	15,087,037	20,183,936	1,353,179	87,680,703
Net Assets:
Beginning of Year	22,657,739	2,473,803	87,680,703	—
End of Year	$37,744,776	$22,657,739 (*)	$89,033,882	$87,680,703 (†)
Share Transactions:
Issued	1,400,000	1,200,000	500,000	5,050,002
Redeemed	(550,000)	(250,000)	(750,000)	(1,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	850,000	950,000	(250,000)	3,550,002

(1)	Commenced operations on May 24, 2017.
(2)	Includes realized gain or losses a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).
(3)

Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10 in Notes to Financial Statements).

(*)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $38,840, in the year ended April 30, 2018.
(†)	The SEC eliminated the requirement to disclose undistributed net investment income in November 2018. Includes undistributed net investment income of $0, in the year ended April 30, 2018.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

Cambria Trinity ETF
Period Ended April 30, 2019(1)
Operations:
Net Investment Income	$308,279
Capital Gain Distributions Received from Affiliated Investments)	44,126
Net Change in Unrealized Depreciation on Investments	(191,501)
Net Increase in Net Assets Resulting from Operations	160,904
Distributions (2)	(300,532)
Capital Share Transactions:
Issued	30,419,774
Increase in Net Assets from Capital Share Transactions	30,419,774
Total Increase in Net Assets	30,280,146
Net Assets:
Beginning of Period	—
End of Period	$30,280,146
Share Transactions:
Issued	1,250,002
Net Increase in Shares Outstanding from Share Transactions	1,250,002

(1)	Commenced operations on September 10, 2018.
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(3)
Cambria Shareholder Yield ETF
2019	$37.98	$0.79	$(0.40)	$0.39	$(0.90)	$—	$—	$(0.90)	$37.47	1.10%	$112,414	0.59%	2.13%	28%
2018	$33.97	$0.64	$3.94	$4.58	$(0.54)	$(0.03)	$—	$(0.57)	$37.98	13.58%	$142,440	0.59%	1.77%	16%
2017	$28.62	$0.50	$5.35	$5.85	$(0.50)	$—	$—	$(0.50)	$33.97	20.62%	$125,682	0.59%	1.63%	50%
2016	$31.54	$0.64	$(1.45)	$(0.81)	$(0.69)	$(1.39)	$(0.03)	$(2.11)	$28.62	(2.59)%	$137,397	0.59%	2.10%	43%
2015	$29.95	$0.65	$2.29	$2.94	$(0.55)	$(0.80)	$—	$(1.35)	$31.54	9.92%	$227,096	0.59%	2.09%	41%
Cambria Foreign Shareholder Yield ETF
2019	$26.58	$1.06	$(2.79)	$(1.73)	$(1.29)	$—	$—	$(1.29)	$23.56	(6.34)%	$27,095	0.59%	4.32%	53%
2018	$23.03	$0.70	$3.60	$4.30	$(0.75)	$—	$—	$(0.75)	$26.58	19.03%	$46,511	0.59%	2.78%	44%
2017	$21.20	$0.81	$1.59	$2.40	$(0.57)	$—	$—	$(0.57)	$23.03	11.93%	$42,605	0.59%	3.80%	43%
2016	$23.80	$0.81	$(2.61)	$(1.80)	$(0.68)	$—	$(0.12)	$(0.80)	$21.20	(7.67)%	$26,495	0.59%	3.83%	53%
2015	$26.63	$0.93	$(2.70)	$(1.77)	$(0.77)	$(0.29)	$—	$(1.06)	$23.80	(6.67)%	$60,694	0.59%	3.76%	48%
Cambria Global Value ETF
2019	$26.05	$0.64	$(2.33)	$(1.69)	$(0.61)	$(0.38)	$—	$(0.99)	$23.37	(6.24)%	$158,894	0.69%	2.74%	20%
2018	$22.66	$0.56	$3.34	$3.90	$(0.51)	$—	$—	$(0.51)	$26.05	17.42%	$210,975	0.68%	2.22%	14%
2017	$19.29	$0.50	$3.38	$3.88	$(0.51)	$—	$—	$(0.51)	$22.66	20.85%	$112,190	0.68%	2.48%	16%
2016	$21.78	$0.45	$(2.57)	$(2.12)	$(0.37)	$—	$—	$(0.37)	$19.29	(9.76)%	$69,436	0.69%	2.36%	15%
2015	$25.73	$0.68	$(4.10)	$(3.42)	$(0.52)	$(0.01)	$—	$(0.53)	$21.78	(13.29)%	$80,580	0.69%	3.10%	25%
Cambria Global Momentum ETF
2019	$27.39	$0.62	$(2.33)	$(1.71)	$(0.59)	$—	$—	$(0.59)	$25.09	(6.23)%	$129,199	0.59%	2.39%	204%
2018	$24.72	$0.42	$2.75	$3.17	$(0.50)	$—	$—	$(0.50)	$27.39	12.97%	$105,457	0.59%	1.57%	50%
2017	$22.78	$0.42	$1.95	$2.37	$(0.40)	$—	$(0.03)	$(0.43)	$24.72	10.52%	$59,328	0.59%	1.78%	106%
2016	$25.35	$0.34	$(2.51)	$(2.17)	$(0.38)	$—	$(0.02)	$(0.40)	$22.78	(8.61)%	$21,639	0.59%	1.43%	316%
2015(4)	$25.00	$0.30	$0.39	$0.69	$(0.34)	$—	$—	$(0.34)	$25.35	2.76%	$40,562	0.59% (5)	2.40% (5)	16%

*	Per share data calculated using average shares method.
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Inception date November 3, 2014.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(3)
Cambria Global Asset Allocation ETF
2019	$27.38	$0.75	$(0.53)	$0.22	$(0.77)	$(0.01)	$—	$(0.78)	$26.82	0.91%	$64,368	—%		2.85%	2%
2018	$25.64	$0.74	$1.66	$2.40	$(0.66)	$—	$—	$(0.66)	$27.38	9.43%	$67,073	—%		2.72%	30%
2017	$24.15	$0.65	$1.51	$2.16	$(0.67)	$—	$—	$(0.67)	$25.64	9.08%	$37,182	—%		2.62%	9%
2016	$25.43	$0.58	$(1.26)	$(0.68)	$(0.60)	$—	$—	$(0.60)	$24.15	(2.58)%	$24,152	—%		2.44%	8%
2015 (4)	$25.00	$0.18	$0.46	$0.64	$(0.21)	$—	$—	$(0.21)	$25.43	2.58%	$31,786	—%	(5)	1.81% (5)	4%
Cambria Value and Momentum ETF
2019	$25.09	$0.21	$(4.23)	$(4.02)	$(0.24)	$—	$—	$(0.24)	$20.83	(16.10)%	$19,790	0.64%	(6)	0.86%	89%
2018	$23.69	$0.24	$1.27	$1.51	$(0.11)	$—	$—	$(0.11)	$25.09	6.40%	$32,617	0.65%	(7)	1.00%	93%
2017	$22.69	$0.12	$1.01	$1.13	$(0.13)	$—	$—	$(0.13)	$23.69	4.98%	$8,291	0.66%	(8)	0.50%	76%
2016 (9)	$25.00	$0.08	$(2.32)	$(2.24)	$(0.07)	$—	$—	$(0.07)	$22.69	(8.96)%	$4,537	0.66%	(5)(8)	0.55% (5)	48%
Cambria Sovereign Bond ETF
2019	$27.57	$1.18	$(2.70)	$(1.52)	$(1.09)	$(0.13)	$—	$(1.22)	$24.83	(5.44)%	$18,623	0.59%		4.69%	37%
2018	$27.20	$1.39	$0.64^	$2.03	$(1.44)	$(0.22)	$—	$(1.66)	$27.57	7.56%	$19,299	0.59%		4.97%	25%
2017	$26.99	$1.04	$0.14	$1.18	$(0.93)	$(0.04)	$—	$(0.97)	$27.20	4.51%	$9,521	0.59%		3.88%	86%
2016 (10)	$25.00	$0.19	$1.80	$1.99	$—	$—	$—	$—	$26.99	7.96%	$4,049	0.59%	(5)	3.82% (5)	—%
Cambria Emerging Shareholder Yield ETF
2019	$35.83	$1.29	$(3.58)	$(2.29)	$(1.05)	$(1.11)	$—	$(2.16)	$31.38	(5.80)%	$20,395	0.66%		4.09%	115%
2018	$29.40	$1.01	$6.40	$7.41	$(0.98)	$—	$—	$(0.98)	$35.83	25.75%	$30,458	0.65%		2.99%	26%
2017 (11)	$25.00	$0.43	$4.18	$4.61	$(0.21)	$—	$—	$(0.21)	$29.40	18.57%	$11,759	0.69%	(5)	2.00% (5)	33%

*	Per share data calculated using average shares method.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Inception date December 9, 2014.
(5)	Annualized.
(6)	Includes broker expense of 0.05%.
(7)	Includes broker expense of 0.06%.
(8)	Includes broker expense of 0.07%.
(9)	Inception date September 8, 2015.
(10)	Inception date February 22, 2016.
(11)	Inception date July 13, 2016.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1)(3)
Cambria Tail Risk ETF
2019	$21.58	$0.39	$(1.73)	$(1.34)	$(0.37)	$—	$(0.37)	$19.87	(6.31)%	$37,745	0.59%		1.89%		56%
2018	$24.74	$0.38	$(3.27)	$(2.89)	$(0.27)	$—	$(0.27)	$21.58	(11.74)%	$22,658	0.59%		1.66%		56%
2017 (4)	$25.00	$0.02	$(0.28)	$(0.26)	$—	$—	$—	$24.74	(1.04)%	$2,474	0.59%	(5)	1.38%	(5)	—%
Cambria Core Equity ETF
2019	$24.70	$0.34	$2.27	$2.61	$(0.33)	$—	$(0.33)	$26.98	10.69%	$89,034	1.23%	(9)	1.34%		21%
2018 (6)	$25.00	$0.32	$(0.31)	$0.01	$(0.30)	$(0.01)	$(0.31)	$24.70	0.01%	$87,681	1.21%	(5)(8)	1.35%	(5)	8%
Cambria Trinity ETF
2019 (7)	$25.00	$0.39	$(0.83)	$(0.44)	$(0.34)	$—	$(0.34)	$24.22	(1.71)%	$30,280	—%	(5)	2.55%	(5)	—%

*	Per share data calculated using average shares method.
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Inception date April 5, 2017.
(5)	Annualized.
(6)	Inception date May 23, 2017.
(7)	Inception date September 7, 2018.
(8)	Includes broker expense of 0.10% and interest expense of 0.06%.
(9)	Includes broker expense of 0.12% and interest expense of 0.06%.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as a diversified, open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Core Equity ETF and Cambria Trinity ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified, except Cambria Sovereign Bond ETF.

The investment objective of the Cambria Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Shareholder Yield Index. The Fund inception date is May 13, 2013. The Fund commenced operations on May 14, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund inception date is December 2, 2013. The Fund commenced operations on December 3, 2013.

The investment objective of the Cambria Global Value ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund inception date is March 11, 2014. The Fund commenced operations on March 12, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund inception date is November 3, 2014. The Fund commenced operations on November 4, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek income and capital appreciation from investments in exchange-traded vehicles that provide exposure to equity and fixed income securities, real estate, commodities and currencies. The Fund inception date is December 9, 2014. The Fund commenced operations on December 10, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund inception date is September 8, 2015. The Fund commenced operations on September 9, 2015.

The investment objective of the Cambria Sovereign Bond ETF is to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds. The Fund inception date is February 22, 2016. The Fund commenced operations on February 23, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index. The Fund inception date is July 13, 2016. The Fund commenced operations on July 14, 2016.

The investment objective of the Cambria Tail Risk ETF is to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017. The Fund commenced operations on April 6, 2017.

The investment objective of the Cambria Core Equity ETF is to seek capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund inception date is May 23, 2017. The Fund commenced operations on May 24, 2017.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (continued)

1. ORGANIZATION (continued)

The investment objective of the Cambria Trinity ETF is to seek income and capital appreciation from investments in exchange-traded vehicles that provide exposure to the major asset classes in the various regions, countries and sectors around the globe. The Fund inception date is September 7, 2018. The Fund commenced operations on September 10, 2018.

Shares of the Funds are listed and traded either on the NYSE Arca, Inc or CBOE BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value ("NAV"). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (continued)

 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the year ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation— The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the year ended April 30, 2019. The Fund’s investment in futures contracts are designed to enable the Fund to more closely approximate their performance of their benchmark indices. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of April 30, 2019. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions variation margin payable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statements of Operations as part of net realized gain (loss) on futures contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as net change in unrealized gain (loss) on futures contracts.

Options Written/Purchased — The Cambria Value and Momentum ETF, Cambria Tail Risk ETF and Cambria Core Equity ETF may invest in equity options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. In particular, (1) the Cambria Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets, (2) the Cambria Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one-month periods, and (3) the Cambria Core Equity ETF sells exchange traded index call options and purchases exchange traded index put options to reduce its volatility, provide steady cash flows, and protect against significant market decline over a short period of time.A Fund may also invest in equity option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

The Cambria Tail Risk ETF and Cambria Core Equity ETF had options contracts as of April 30, 2019, as disclosed in the Funds’ Schedule of Investments. The value of the option contracts held in the Funds can be found on the Statements of Assets and Liabilities. Any realized and change in unrealized gains or losses can be found on the Statements of Operations.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Organizational and Offering Expenses — All Organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called creation units (“Creation Units”). Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The distributor has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year/period ended April 30, 2019:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	$50,000	$700	$1,873,500	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,000	1,178,000	2,000	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	1,168,500	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,254,500	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,341,000	500	None
Cambria Value and Momentum ETF	50,000	700	1,041,500	700	None
Cambria Sovereign Bond ETF	50,000	550	1,241,500	550	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,569,000	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	993,500	500	None
Cambria Core Equity ETF	50,000	500	1,349,000	500	None
Cambria Trinity ETF	50,000	250	1,211,000	250	None

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Illiquid Securities — A security is considered illiquid if the Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of April 30, 2019, the Funds financial instruments and derivative instruments are not subject to a master netting arrangement.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF and Cambria Trinity ETF, neither of which is charged an advisory fees and the Cambria Core Equity ETF, which pay an annual rate of 1.05%.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (continued)

4. RELATED PARTIES (continued)

With respect to each Fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Additionally, the Investment Adviser earned $67,262 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Value and Momentum ETF and Cambria Emerging Shareholder Yield ETF.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the funds are officers/employees of the Investment Adviser or the Administrator.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (continued)

 5. INVESTMENT TRANSACTIONS

For the year/period ended April 30, 2019, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Cambria Shareholder Yield ETF	$38,646,583	$34,089,788
Cambria Foreign Shareholder Yield ETF	17,815,338	18,243,120
Cambria Global Value ETF	31,150,329	46,753,269
Cambria Global Momentum ETF	220,941,609	222,501,432
Cambria Global Asset Allocation ETF	1,574,115	1,537,237
Cambria Value and Momentum ETF	26,269,174	28,707,190
Cambria Sovereign Bond ETF	8,629,420	5,821,025
Cambria Emerging Shareholder Yield	22,163,950	26,773,566
Cambria Tail Risk ETF	-	-
Cambria Core Equity ETF	16,673,178	19,644,025
Cambria Trinity ETF(1)	-	-

(1) The Fund commenced operations on September 10, 2018.

For the year/period ended April 30, 2019, the Cambria Tail Risk ETF had purchases and sales of U.S. Government securities of $25,860,903 and $12,817,239 respectively.

For the year/period ended April 30, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain
Cambria Shareholder Yield ETF	$9,037,431	$42,153,468	$7,103,446
Cambria Foreign Shareholder Yield ETF	1,150,081	15,744,778	246,990
Cambria Global Value ETF	8,519,190	37,430,642	6,635,858
Cambria Global Momentum ETF	39,528,535	8,402,467	458,468
Cambria Global Asset Allocation ETF	5,305,659	6,455,921	304,936
Cambria Value and Momentum ETF	14,047,197	19,027,435	1,622,839
Cambria Sovereign Bond ETF	–	–	–
Cambria Emerging Shareholder Yield ETF	2,369,666	5,281,792	434,785
Cambria Tail Risk ETF	–	–	–
Cambria Core Equity ETF	12,501,759	18,301,502	2,456,402
Cambria Trinity ETF(1)	29,660,980	–	–

(1) The Fund commenced operations on September 10, 2018.

For the year/period ended April 30, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$25,691,615	$57,605,105	$14,934,976
Cambria Foreign Shareholder Yield ETF	3,591,100	6,659,453	1,305,032
Cambria Global Value ETF	71,603,548	–	–
Cambria Global Momentum ETF	38,396,259	–	–
Cambria Global Asset Allocation ETF	45,256,443	21,777,692	1,564,708
Cambria Value and Momentum ETF	22,281,175	–	–
Cambria Sovereign Bond ETF	–	–	–
Cambria Emerging Shareholder Yield ETF	7,355,246	–	–
Cambria Tail Risk ETF	7,975,116	–	–
Cambria Core Equity ETF(1)	120,397,455	36,321,128	3,248,421

(1) The Fund commenced operations on May 24, 2017.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (continued)

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks’’. Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Cash Redemption Risk — Each Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, each Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause each Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, each Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by each Fund and negatively impact Fund performance.

Cyber Security Risk — The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Derivatives Risk — Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce a Fund’s return. A Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Emerging Markets Risk — Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (Continued)

6. PRINCIPAL RISKS (continued)

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Equity Investing Risk — An investment in the Funds involves risks similar to those of investing in any Fund holding equity securities, such as market ﬂuctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a speciﬁc issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear its proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by each Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations in the Funds. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Index Risk — Unlike many investment companies, the Index Funds (defined below) do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, an Index Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Management Risk — The Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Tail Risk ETF, Cambria Core Equity ETF and Cambria Trinity ETF (the “Active Funds”) are actively managed using proprietary investment strategies and processes. The Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF (the “Index Funds”) are passively managed, meaning that they are designed to track the performance of an underlying index. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (Continued)

6. PRINCIPAL RISKS (continued)

Non-Correlation Risk — The returns of the Index Funds may not match the return of their Underlying Indexes for a number of reasons. For example, each Index Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Index Fund and its Underlying Index may vary due to asset valuation differences and differences between each Index Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Options Risk — The value of the Funds’ positions in options fluctuates in response to changes in the value of the underlying index. The Funds also risk losing all or part of the cash paid for purchasing put options. Writing index the Cambria Tail Risk ETF only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller. To the extent that the Cambria Core Equity ETF reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

Premium Discount Risk — The Shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Secondary Market Trading Risk — Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (Continued)

6. PRINCIPAL RISKS (continued)

Sovereign Debt Securities Risk — Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Sovereign Bond ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Sovereign Bond ETF’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to foreign currency and sales of passive foreign investment companies. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences which are primarily attributable to partnership adjustments, reallocation of dividend incomes from underlying funds, redemptions in-kind, foreign currency and passive foreign investment companies, have been reclassified to/from the following accounts, if applicable.

	Paid-in Capital	Distributable Earnings/ (Accumulated Losses)
Cambria Shareholder Yield ETF	$7,117,776	$(7,117,776)
Cambria Foreign Shareholder Yield ETF	225,471	(225,471)
Cambria Global Value ETF	6,621,029	(6,621,029)
Cambria Global Momentum ETF	502,219	(502,219)
Cambria Global Asset Allocation ETF	308,586	(308,586)
Cambria Value and Momentum ETF	1,622,838	(1,622,838)
Cambria Emerging Shareholder Yield ETF	430,391	(430,391)
Cambria Core Equity ETF	2,460,197	(2,460,197)

These reclassifications had no impact on the net assets or the net asset value per share of the Funds.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (Continued)

 8. INCOME TAXES (continued)

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the last two fiscal periods were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Cambria Shareholder Yield ETF
2019	$3,004,745	$–	$–	$3,004,745
2018	1,963,064	117,168	–	2,080,232
Cambria Foreign Shareholder Yield ETF
2019	$1,779,049	$–	$–	$1,779,049
2018	1,437,092	–	–	1,437,092
Cambria Global Value ETF
2019	$4,113,334	$2,423,857	$–	$6,537,191
2018	3,023,213	–	–	3,023,213
Cambria Global Momentum ETF
2019	$2,556,119	$–	$–	$2,556,119
2018	1,446,903	–	–	1,446,903
Cambria Global Asset Allocation ETF
2019	$1,871,322	$14,175	$–	$1,885,497
2018	1,360,015	–	–	1,360,015
Cambria Value and Momentum ETF
2019	$325,364	$–	$–	$325,364
2018	81,069	–	–	81,069
Cambria Sovereign Bond ETF
2019	$839,784	$70,840	$–	$910,624
2018	719,881	12,338	–	732,219
Cambria Emerging Shareholder Yield ETF
2019	$657,225	$610,107	$–	$1,267,332
2018	509,874	–	–	509,874
Cambria Tail Risk ETF
2019	$456,126	$–	$–	$456,126
2018	176,882	–	–	176,882
Cambria Core Equity ETF
2019	$1,035,981	$–	$–	$1,035,981
2018	1,295,785	–	51,766	1,347,551
Cambria Trinity ETF
2019	$300,532	$–	$–	$300,532

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (Continued)

As of April 30, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Undistributed Ordinary Income	$60,270	$218,356	$673,480	$19,674
Undistributed Long-Term Capital Gain	–	–	–	–
Capital Loss Carryforwards	(2,889,313)	(1,504,134)	(818,195)	(5,863,882)
Post October Losses	–	–	(1,350,225)	–
Unrealized Appreciation (Depreciation)	10,774,740	(2,208,786)	(9,172,398)	3,219,441
Other	–	(4)	(3)	–
Total Distributable Earnings (Accumulated Losses)	$7,945,697	$(3,494,568)	$(10,667,341)	$(2,624,767)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Undistributed Ordinary Income	$1,884	$8,902	$94,596	$73,959
Undistributed Long-Term Capital Gain	248,678	–	59,952	–
Capital Loss Carryforwards	–	(8,036,637)	–	–
Post October Losses	–	–	–	(337,865)
Unrealized Appreciation (Depreciation)	(479,814)	1,204,414	(1,864,893)	1,265,248
Other	(2)	–	(74,534)	–
Total Distributable Earnings (Accumulated Losses)	$(229,254)	$(6,823,321)	$(1,784,879)	$1,001,342

	Cambria Tail Risk ETF	Cambria Core Equity ETF	Cambria Trinity ETF
Undistributed Ordinary Income	$64,613	$81,041	$4,012
Undistributed Long-Term Capital Gain	–	–	42,630
Capital Loss Carryforwards	(4,992,642)	(13,599,120)	–
Unrealized Appreciation (Depreciation)	141,909	13,150,310	(186,270)
Total Accumulated Losses	$(4,786,120)	$(367,769)	$(139,628)

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (Continued)

As of April 30, 2019, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

	Non-Expiring Short-Term Loss	Non- Expiring Long-Term Loss	Total

Cambria Shareholder Yield ETF	$2,889,313	$–	$2,889,313

Cambria Foreign Shareholder Yield ETF	$1,118,221	$385,913	$1,504,134

Cambria Global Value ETF	$63,768	$754,427	$818,195

Cambria Global Momentum ETF	$5,863,882	$–	$5,863,882

Cambria Value and Momentum ETF	$7,252,221	$784,416	$8,036,637

Cambria Tail Risk ETF	$1,638,144	$3,354,498	$4,992,642

Cambria Core Equity ETF	$11,018,802	$2,580,318	$13,599,120

During the year ended April 30, 2019, the Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF utilized $904,168 and $189,411 of capital loss carryforwards to offset capital gains, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2019, were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambria Shareholder Yield ETF	$101,092,724	$16,216,837	$(5,442,097)	$10,774,740
Cambria Foreign Shareholder Yield ETF	29,196,096	1,361,006	(3,569,792)	(2,208,786)
Cambria Global Value ETF	160,356,617	11,585,660	(20,758,058)	(9,172,398)
Cambria Global Momentum ETF	129,095,330	3,354,715	(135,274)	3,219,441
Cambria Global Asset Allocation ETF	71,021,037	1,180,472	(1,660,286)	(479,814)
Cambria Value and Momentum ETF	17,252,109	1,777,121	(572,707)	1,204,414
Cambria Sovereign Bond ETF	19,815,681	243,417	(2,108,310)	(1,864,893)
Cambria Emerging Shareholder Yield ETF	18,944,691	2,048,311	(783,063)	1,265,248
Cambria Tail Risk ETF	34,449,154	568,187	(426,278)	141,909
Cambria Core Equity ETF	74,015,378	14,432,506	(1,282,196)	13,150,310
Cambria Trinity ETF	29,655,749	318,752	(505,022)	(186,270)

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (Continued)

9. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse, market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, if any, which would be subject to offset as of April 30, 2019:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Net Amount
Cambria Shareholder Yield ETF	$872,459	$872,459	-
Cambia Foreign Shareholder Yield ETF	397,701	397,701	-
Cambria Global Value ETF	915,338	915,338	-
Cambria Global Momentum ETF	9,592,117	9,592,117	-
Cambria Global Asset Allocation ETF	6,632,498	6,632,498	-
Cambria Value and Momentum ETF	66,560	66,560	-
Cambria Emerging Shareholder Yield ETF	107,712	107,712	-

(1) Excess collateral (received) in connection with the above securities lending transactions is not shown for financial reporting purposes. The value of loaned securities and related collateral outstanding at April 30, 2019 are shown in each Fund’s Schedule of Investments.

Cambria Investment Management

Notes to Financial Statements

April 30, 2019 (Concluded)

10. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statements of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as Return of Capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and net realized gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Fund	Net Investment Income	Net Realized Gains	Total
Cambria Shareholder Yield ETF	$1,963,059	$117,173	$2,080,232
Cambria Sovereign Bond ETF	635,189	97,030	732,219

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Cambria Investment Management

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Cambria ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Core Equity ETF, and Cambria Trinity ETF (the “Funds”), each a series of Cambria ETF Trust, as of April 30, 2019, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods then ended, including the related notes, and the financial highlights for each of the four years or periods then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of April 30, 2019, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the periods ended April 30, 2015 and prior, were audited by other auditors whose report dated June 26, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 1, 2019

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Shareholder may incur brokerage commissions on their purchase and sales of Fund Shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples do not reflect any brokerage commissions that you may pay on purchases and sales of Shares. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited) (Concluded)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/1/2018	4/30/2019	Ratios	Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$1000.00	$1042.90	0.59%	$2.99
Hypothetical 5% Return	$1000.00	$1021.90	0.59%	$2.96

Cambria Foreign Shareholder Yield ETF
Actual Fund Return	$1000.00	$1039.30	0.59%	$2.98
Hypothetical 5% Return	$1000.00	$1021.90	0.59%	$2.96

Cambria Global Value ETF
Actual Fund Return	$1000.00	$1055.50	0.72%	$3.67
Hypothetical 5% Return	$1000.00	$1021.20	0.72%	$3.61

Cambria Global Momentum ETF
Actual Fund Return	$1000.00	$1020.30	0.59%	$2.96
Hypothetical 5% Return	$1000.00	$1021.90	0.59%	$2.96

Cambria Global Asset Allocation ETF
Actual Fund Return	$1000.00	$1066.60	—%	$–
Hypothetical 5% Return	$1000.00	$1024.79	—%	$–

Cambria Value and Momentum ETF
Actual Fund Return	$1000.00	$877.70	0.63%	$2.93
Hypothetical 5% Return	$1000.00	$1021.70	0.63%	$3.16

Cambria Sovereign Bond ETF
Actual Fund Return	$1000.00	$1051.00	0.59%	$3.00
Hypothetical 5% Return	$1000.00	$1021.90	0.59%	$2.96

Cambria Emerging Shareholder Yield ETF
Actual Fund Return	$1000.00	$1131.10	0.67%	$3.54
Hypothetical 5% Return	$1000.00	$1021.50	0.67%	$3.36

Cambria Tail Risk ETF
Actual Fund Return	$1000.00	$960.80	0.59%	$2.87
Hypothetical 5% Return	$1000.00	$1021.90	0.59%	$2.96

Cambria Core Equity ETF
Actual Fund Return	$1000.00	$1042.30	1.17%	$5.91
Hypothetical 5% Return	$1000.00	$1019.00	1.17%	$5.84

Cambria Trinity ETF
Actual Fund Return	$1000.00	$1024.00	—%	$–
Hypothetical 5% Return	$1000.00	$1024.80	—%	$–

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

Cambria Investment Management

Trustees and Officers

(Unaudited)

Set forth below is the following information for each Trustee: name, age (by year of birth), position held with the Trust, term of office, length of time served, principal business occupation(s) during the past five years, number of portfolios in the Cambria fund complex overseen by the Trustee, and other directorships, if any, held by the Trustee. The following information for each Officer of the Trust is also set forth below: name, age (by year of birth), position held with the Trust, term of office, length of time served, and principal business occupation(s) during the past five years. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Faber is a Trustee who is deemed to be an “interested” Trustee of the Fund as that term is defined in the 1940 Act by virtue of his employment with and ownership interest in the Investment Adviser. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling (855) 383-4636. The following chart lists Trustees and Officers as of April 30, 2019.

Position(s) Held
	with the Trust	Principal	Other Directorships
Name, Address,	and Length of	Occupation(s)	Held by
Age[1]	Time Served[2]	During the Past 5 Years	Trustee
INTERESTED TRUSTEE [3]
Mebane Faber YOB: 1977	Chairperson of the Board, Trustee, and President of the Trust since 2018; Vice President of the Trust (2013 – 2018); no set term	Co–Founder and Chief Investment Officer, Cambria Investment Management, L.P. (2006 – present).	None
INDEPENDENT TRUSTEES
Dennis G. Schmal YOB: 1947	Trustee since 2013; no set term	Self-employed consultant (since 2003).

Director, AssetMark (formerly Genworth) Mutual Funds (since 2007); Director, Merriman Holdings Inc. (formerly MCF Corp.) (financial services) (2003 – 2016); Director and Chairman, Owens Realty Mortgage Inc. (real estate) (2013 – 2019); Director and Chairman, Pacific Metrics Corporation (2005 – 2014) (educational services); Director and Chairman, Sitoa Global (2011 – 2013) (e-commerce); Trustee, Wells Fargo GAI Hedge Funds (since 2007); Director, Blue Calypso (2015 – 2018) (e-commerce).

Michael Venuto YOB: 1977	Trustee since 2019; no set term	Co-Founder and Chief Investment Officer, Toroso Investments (since 2012).	None

1	Unless otherwise noted, the business address of each trustee is c/o Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo CA 90245. Trustees oversee 13 funds in the Cambria ETF Trust.
2

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Trust Instrument.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with (the Distributor and/or its affiliates.)

Cambria Investment Management

Trustees and Officers

(Unaudited)

Name, Address, Age[4]	Position(s) Held with the Trust and Length of Time Served[5]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member
OFFICERS[6]
Douglas Tyre YOB: 1980	Chief Compliance Officer since May 2018; no set term	Assistant Compliance Director (since 2014), Cipperman Compliance Services, LLC; Client Services & Operations Specialist - Senior Associate (2010 – 2014), Echo Point Investment Management LLC.	None
Himanshu Surti YOB: 1974	Vice President since 2018; no set term	Chief Operating Officer and Portfolio Manager (since 2014), Cambria Investment Management, L.P.; Strategy Manager (2008 – 2013), Research Affiliates, LLC.	None
Eric Kleinschmidt(7) 1 Freedom Valley Drive Oaks, PA 19456 YOB: 1968	Principal Financial Officer since 2016; no set term	Director of Fund Accounting (since 2004), SEI Investments.	None

4	Unless otherwise noted, the business address of each officer is c/o Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo CA 90245.
5

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Trust Instrument.

6	Officers oversee 13 funds in the Cambria ETF Trust.
7	Certain officers and/or interested trustees of the Fund are also officers of the distributor, the advisor or the administrator.

Cambria Investment Management

Notice to Shareholders

April 30, 2019 (Unaudited)

For shareholders that do not have an April 30, 2019, tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended April 30, 2019, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividends(1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short- Term Capital Gain (5)	Foreign Tax Credit (6)
Cambria Shareholder Yield ETF	0.00%	0.00%	100.00%	100.00%	80.76%	86.02%	0.00%	0.54%	0.00%	N/A
Cambria Foreign Shareholder Yield ETF	0.00%	0.00%	100.00%	100.00%	0.00%	95.53%	0.00%	0.15%	0.00%	5.83%
Cambria Global Value ETF	0.00%	33.02%	66.98%	100.00%	0.00%	100.00%	0.00%	0.47%	0.00%	10.95%
Cambria Global Momentum ETF	0.00%	0.00%	100.00%	100.00%	37.25%	40.79%	0.00%	4.63%	0.00%	N/A
Cambria Global Asset Allocation ETF	0.00%	0.75%	99.25%	100.00%	2.48%	45.20%	0.00%	0.29%	0.00%	N/A
Cambria Value and Momentum ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	1.41%	0.00%	N/A
Cambria Sovereign Bond ETF	0.00%	7.78%	92.22%	100.00%	0.00%	0.00%	6.12%	6.97%	100.00%	N/A
Cambria Emerging Shareholder Yield ETF	0.00%	42.94%	57.06%	100.00%	0.00%	93.97%	0.00%	0.88%	0.00%	10.81%
Cambria Tail Risk ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	100.00%	100.00%	0.00%	N/A
Cambria Core Equity ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	N/A
Cambria Trinity ETF	0.00%	0.00%	100.00%	100.00%	31.25%	51.00%	0.00%	0.00%	0.00%	N/A

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

"U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions).  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the "Qualifying Foreign Taxes" as a percentage of ordinary distributions during the fiscal year ended April 30, 2019. The Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF expect to pass through $110,075, $803,892 and $153,527 respectively, as foreign tax credits on Form 1099-DIV for the year ending December 31, 2019 which shareholders of these portfolios will receive in late January 2020. In addition, for the year ended April 30, 2019, gross foreign source income amounted to $1,567,770, $4,980,529 and $915,901 respectively, and will be reported on Form 1099-DIV for the year ending December 31, 2019, which shareholders of these portfolios will receive in late January 2020.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending April 30, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand. The data represented in the table below represents past performance and cannot be used to predict future results.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price Cumulative Inception Date Total Return	Market Price, End of Period
Cambria Shareholder Yield ETF	0.91%	-%	$37.45
Cambria Foreign Shareholder Yield ETF	(6.63)	-	23.54
Cambria Global Value ETF	(7.37)	-	23.07
Cambria Global Momentum ETF	(6.33)	-	25.08
Cambria Global Asset Allocation ETF	0.43	-	26.73
Cambria Value and Momentum ETF	(16.30)	-	20.79
Cambria Sovereign Bond ETF	(6.25)	-	24.84
Cambria Emerging Shareholder Yield ETF	(5.13)	-	31.71
Cambria Tail Risk ETF	(6.31)	-	19.93
Cambria Core Equity ETF	10.75	-	26.95
Cambria Trinity ETF	-	(1.52)	24.22

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 5/13/13
Analysis Period 5/13/13-4/30/19
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	1	0.07%
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	1	0.07%
	-2.00%	1	0.07%
	-1.50%	-	-
	-1.00%	1	0.07%
	-0.50%	999	66.47%
Sold at Par	0.00%	-	-
	0.50%	499	33.20%
	1.00%	-	-
	1.50%	1	0.07%
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Foreign Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 12/2/13
Analysis Period 12/2/13-4/30/19
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	3	0.22%
	-2.50%	2	0.15%
	-2.00%	8	0.59%
	-1.50%	35	2.57%
	-1.00%	145	10.65%
	-0.50%	441	32.38%
Sold at Par	0.00%	-	-
	0.50%	519	38.11%
	1.00%	185	13.58%
	1.50%	23	1.69%
	2.00%	1	0.07%
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited) (continued)

Cambria Global Value ETF
Premium/ Discount Analysis
Inception Date 3/11/14
Analysis Period 3/11/14-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	1	0.08%
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	1	0.08%
	-2.00%	3	0.23%
	-1.50%	19	1.47%
	-1.00%	87	6.72%
	-0.50%	366	28.26%
Sold at Par	0.00%	-	-
	0.50%	550	42.47%
	1.00%	238	18.38%
	1.50%	23	1.78%
	2.00%	7	0.54%
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Global Momentum
Premium/ Discount Analysis
Inception Date 11/3/14
Analysis Period 11/3/14-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	3	0.27%
	-0.50%	514	45.49%
Sold at Par	0.00%	-	-
	0.50%	600	53.10%
	1.00%	12	1.06%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	1	0.09%
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited) (continued)

Cambria Global Asset Allocation ETF
Premium/ Discount Analysis
Inception Date 12/9/14
Analysis Period 12/9/14-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	531	48.05%
Sold at Par	0.00%	-	-
	0.50%	569	51.49%
	1.00%	5	0.45%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Value and Momentum ETF
Premium/ Discount Analysis
Inception Date 9/8/15
Analysis Period 9/8/15-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	3	0.33%
	-1.50%	9	0.98%
	-1.00%	31	3.38%
	-0.50%	373	40.68%
Sold at Par	0.00%	-	-
	0.50%	464	50.60%
	1.00%	36	3.93%
	1.50%	1	0.11%
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited) (continued)

Cambria Sovereign Bond ETF
Premium/ Discount Analysis
Inception Date 2/22/16
Analysis Period 2/22/16-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	3	0.37%
	-1.00%	20	2.49%
	-0.50%	49	6.10%
Sold at Par	0.00%	-	-
	0.50%	136	16.94%
	1.00%	234	29.14%
	1.50%	206	25.65%
	2.00%	55	6.85%
Fund Sold at Premium	2.50%	50	6.23%
	3.00%	33	4.11%
	3.50%	14	1.74%
	4.00%	2	0.25%
	4.50%	1	0.12%
	5.00%	-	-

Cambria Emerging Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 7/13/16
Analysis Period 7/13/16-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	1	0.14%
	-1.50%	2	0.28%
	-1.00%	12	1.70%
	-0.50%	65	9.23%
Sold at Par	0.00%	-	-
	0.50%	151	21.45%
	1.00%	204	28.98%
	1.50%	157	22.30%
	2.00%	86	12.22%
Fund Sold at Premium	2.50%	18	2.56%
	3.00%	5	0.71%
	3.50%	3	0.43%
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited) (continued)

Cambria Tail Risk ETF
Premium/ Discount Analysis
Inception Date 4/6/17
Analysis Period 4/5/17-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	1	0.19%
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	1	0.19%
	-1.00%	4	0.77%
	-0.50%	135	25.96%
Sold at Par	0.00%	-	-
	0.50%	355	68.27%
	1.00%	23	4.42%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	1	0.19%
	4.50%	-	-
	5.00%	-	-

Cambria Core Equity ETF
Premium/ Discount Analysis
Inception Date 5/23/17
Analysis Period 5/23/17-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	1	0.21%
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	1	0.21%
	-1.00%	12	2.46%
	-0.50%	278	57.08%
Sold at Par	0.00%	-	-
	0.50%	190	39.01%
	1.00%	4	0.82%
	1.50%	-	-
	2.00%	1	0.21%
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited) (continued)

Cambria Trinity ETF
Premium/ Discount Analysis
Inception Date 9/10/18
Analysis Period 9/10/18-4/30/2019
	Percent Above	Number of Days	Percent of Days
	or Below Par	at Discount/Premium	at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	4	2.55%
Sold at Par	0.00%	-	-
	0.50%	127	80.89%
	1.00%	26	16.56%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

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Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, District of Columbia 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

 Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus.

CIM-AR-001-0700

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Dennis G. Schmal is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd. (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2019 and 2018, respectively, as follows:

		Fiscal 2019			Fiscal 2018
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$148,625	N/A	N/A	$126,000	N/A	N/A
(b)	Audit-Related Fees	$—	$—	$—	$—	$—	$—
(c)	Tax Fees	$—	$—	$—	$—	$—	$—
(d)	All Other Fees	$—	$—	$—	$—	$—	$—

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	Fiscal 2019	Fiscal 2018
Audit-Related Fees	—%	—%
Tax Fees	—%	—%
All Other Fees	—%	—%

(f)     Not Applicable.

(g)     The aggregate non-audit fees and services billed by Cohen for the fiscal year 2019 were $0.

(h)     During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed hereto.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By (Signature and Title)	/s/ Mebane Faber
Mebane Faber, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mebane Faber
Mebane Faber, President

Date: July 9, 2019

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: July 9, 2019